Dreyfus
Cash Management
Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

ANNUAL REPORTS January 31, 2001





Contents

The Funds
--------------------------------------------------------------------------------

Letter  to Shareholders (Taxable)        3

Letter  to Shareholders (Tax-Exempt)     5

Statements  of Investments               7

Statements  of Assets and Liabilities    34

Statements  of Operations                36

Statements  of Changes in Net Assets     38

Financial  Highlights                    42

Notes  to Financial Statements           51

Report  of Independent Auditors          55

Important  Tax Information               56

For More Information
--------------------------------------------------------------------------------

Back cover

The views expressed herein are current to the date of this report. These views and the composition of the funds' portfolios are subject to change at any time based on market and other conditions.


           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


The Funds

                                                  Dreyfus Cash Management Funds

LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for the six taxable money market funds that comprise the Dreyfus Cash Management Funds (Taxable). For the 12-month reporting period ended January 31, 2001, these six taxable money market funds produced the following annualized yields and annualized effective yields:
(1)
--------------------------------------------------------------------------------

                                                                     Annualized
                                              Annualized              Effective
                                                Yield(%)               Yield(%)
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                 6.26                  6.44

Investor Shares                                      6.01                  6.17

Administrative Shares                                6.16                  6.33

Participant Shares                                   5.86                  6.02
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

Institutional Shares                                 6.29                  6.47

Investor Shares                                      6.04                  6.21

Administrative Shares                                6.19                  6.37

Participant Shares                                   5.89                  6.05
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                 6.08                  6.26

Investor Shares                                      5.84                  5.99

Administrative Shares                                5.99                  6.15

Participant Shares                                   5.69                  5.84
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                 6.08                  6.25

Investor Shares                                      5.83                  5.98

Administrative Shares                                5.98                  6.14

Participant Shares                                   5.68                  5.83
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                 5.94                  6.10

Investor Shares                                      5.69                  5.84

Administrative Shares                                5.84                  6.00

Participant Shares                                   5.54                  5.69
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                 5.77                  5.93

Investor Shares                                      5.52                  5.66

Administrative Shares                                5.67                  5.82

Participant Shares                                   5.37                  5.51

Economic and Market Environment

When the reporting period began, the short-term markets were concerned about an overheating economy sparking inflation. The Federal Reserve Board (the "Fed") had already taken steps to relieve inflationary pressures by increasing short-term interest rates several times before the beginning of the reporting period. The Fed again raised interest rates in both February and March 2000 by 25 basis points and by 50 basis points in May. As might be expected, money market instruments reacted to the Fed' s interest-rate hikes in the form of
higher    yields.

During February and March 2000, the first two months of the reporting period, rising energy prices and strong domestic demand for goods and services added to inflation concerns. In the April through June period, economic growth rose to a torrid 5.6%. Consumer confidence and consumer spending showed few signs of abating despite sharp declines in technology stocks.

From July through December, however, we began to see signs that the Fed's interest-rate hikes were having the desired effect of slowing the economy. Retail sales declined, housing starts slowed and inflation figures were relatively benign. Third-quarter Gross Domestic Product ("GDP"), slowed to a growth rate of approximately 2.2%. In addition, volatility in the stock market
appeared    to    have    caused    consumers    to    decrease    spending.

As the year progressed, we saw further statistical data suggesting that the economy was indeed growing at a slower pace. Durable goods orders declined in October for the first time in three months. The short-term markets responded to this news with lower yields. In this environment, the Fed held monetary policy steady, choosing not to raise rates further at its June, August, October, November and December 2000 meetings.

Although the Fed also left monetary policy unchanged at its December 2000 meeting, it began to suggest that the greater threat facing the economy was recession, not inflation. As a result, many investors came to believe that the
Fed's    next    move    would    be    an    interest-rate    cut.

Those expectations proved correct when the Fed reduced interest rates by 50 basis points on January 3,
                                                                       The Funds




LETTER TO SHAREHOLDERS (CONTINUED)

2001. This interest-rate cut came as a surprise to many investors because it was announced and implemented between meetings of the Federal Open Market Committee. The Fed was apparently reacting to weak retail sales during the 2000 holiday season, diminishing consumer confidence and a softening manufacturing sector, which were threatening the economy as a whole.

During the final week of the reporting period, the Fed cut interest rates by another 50 basis points, reducing the benchmark Federal Funds Rate to 5.50%. The market did not respond favorably to this action because money market yields had
already    reflected    a    significant    rate    reduction.

Portfolio Focus

In this environment, we generally maintained a relatively long weighted average maturity in each of the taxable money market funds. This position was designed
to    maintain    yields   for   as   long   as   interest   rates   declined.

Toward year-end 2000, we reduced each fund's weighted average maturity in order to raise cash in anticipation of pressures that typically affect the short-term markets at the end of a calendar year. At the start of 2001, we once again extended each fund's weighted average maturity to a point that was modestly longer.

We currently believe that interest rates may decline further primarily if the Fed continues to cut the Federal Funds Rate in an attempt to keep the economy out of recession. With concerns about inflation apparently on the back burner, Fed Chairman Alan Greenspan has shown that he has continued to be diligent about putting the economy back on track. Of course, we will continue to monitor any further developments.

  Sincerely,


/s/Patricia A. Larkin
  Patricia A. Larkin
  Senior Portfolio Manager
  February 15, 2001

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



LETTER TO  SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax-Exempt) . For the 12-month reporting period ended January 31, 2001, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax-Exempt) produced the following annualized yields and, taking into account the effects of compounding, annualized effective yields:(1)
--------------------------------------------------------------------------------

                                                                     Annualized
                                              Annualized              Effective
                                                 Yield(%)              Yield(%)
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                 3.93                  4.00

Investor Shares                                      3.68                  3.74

Administrative Shares                                3.83                  3.90

Participant Shares                                   3.53                  3.59
--------------------------------------------------------------------------------

DREYFUS N.Y. MUNICIPAL CASH MANAGEMENT

Institutional Shares                                 3.80                  3.86

Investor Shares                                      3.55                  3.60

Administrative Shares                                3.70                  3.76

Participant Shares                                   3.40                  3.45
--------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                 3.87                  3.94

Investor Shares                                      3.62                  3.68

Administrative Shares                                3.77                  3.84

Participant Shares                                   3.47                  3.53

Economic and Market Environment

The funds were primarily influenced by changes in economic growth and monetary policy over the past year.

When the reporting period began, the U.S. economy was growing strongly, raising concerns that long-dormant inflationary pressures might reemerge. The Federal Reserve Board (the "Fed") attempted to forestall those pressures by raising short-term interest rates, which it did in February, March and May 2000, for a total increase of 1.00 percentage points.

By summer, however, evidence began to emerge that the Fed's rate hikes were having the desired effect of slowing the economy. Tax-exempt yields declined modestly when the Fed did not change interest rates at its meetings in June, August, October, November and December 2000. At the same time, evidence of an economic slowdown became more pronounced. News of slower retail sales, workforce layoffs, lower stock prices and declining consumer confidence were exacerbated by the uncertainty surrounding the presidential election.

As a result, early in January of 2001, the Fed moved aggressively to stimulate economic growth by cutting interest rates by 0.50 percentage points. This move was unusual in that it occurred between regularly scheduled meetings of the Fed' s Federal Open Market Committee. As further evidence of its resolve to prevent a recession, the Fed cut interest rates by another 0.50 percentage points at its scheduled meeting at the end of January. What's more, in Congressional testimony, Fed Chairman Alan Greenspan endorsed the concept of federal income tax cuts, which have the potential to stimulate economic growth. Yields of tax-exempt money market instruments moved sharply lower in this new environment.

Supply-and-demand factors also greatly influenced tax-exempt money markets. Despite slower growth during the second half of the reporting period, tax-exempt money market yields remained relatively low compared to yields of taxable money market instruments. That is primarily because many states and municipalities enjoyed higher tax revenues over the 12-month reporting period, curtailing their need to borrow. Consequently, most states and municipalities issued fewer securities compared to the same period one year earlier. Yet, at the same time, demand for tax-exempt money market instruments was strong from individual investors seeking to protect their wealth from heightened volatility in the stock market.

Portfolio Focus

Although we reduced each fund's average weighted maturity in April in an effort to capture potentially higher yields in anticipation of seasonal tax selling,

                                                                       The Funds




LETTER TO SHAREHOLDERS (CONTINUED)

for most of the reporting period we maintained the funds' average maturities at points that were modestly longer than those of their respective peer groups. This positioning proved advantageous as short-term tax-exempt interest rates
fell    modestly    from    July    through    December.

We reduced each fund's average weighted maturity again in December, in anticipation of year-end pressures that usually cause temporarily higher yields. For a variety of reasons, however, higher yields did not materialize in 2000. Accordingly, we again extended each portfolio's average weighted maturity to the
neutral    range    in    January.

As of the end of the reporting period, we are looking for opportunities to extend each fund's average weighted maturity further. We are looking to lock in then prevailing yields for as long as we deem practical if, as we currently anticipate, interest rates continue to decline. However, because historically few tax-exempt money market instruments are issued in January, we are waiting until more securities are available to determine whether or not we will implement this strategy, which is subject to change.

From  a  security  selection  standpoint,  we  have recently relied primarily on variable-rate demand notes (VRDNs) , which are securities whose yields are typically reset daily or weekly. If, as we anticipate, security issuance resumes in February, we may look to reduce the percentage of VRDNs in each fund and increase each fund's exposure to longer term municipal notes. This strategy, which is subject to change, is designed to capture higher yields for as long as we think practical. In addition, we have established a "laddered" portfolio of commercial paper in each fund. Our commercial paper holdings mature in stages over the next several months, potentially protecting each fund's portfolio
against    unexpected    changes    in    interest    rates.

  Sincerely,


/s/Colleen Meehan
  Colleen Meehan
  Portfolio Manager
  February 15, 2001

New York, N.Y.

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR THE NEW YORK FUND, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR OUT-OF-STATE RESIDENTS. FOR EACH FUND, SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.




STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                                     Principal
DREYFUS CASH MANAGEMENT                                                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--16.9%
------------------------------------------------------------------------------------------------------------------------------------

Citibank N.A.

  6.63%-7.03%, 3/1/2001-3/12/2001                                                                  260,000,000        260,000,000

Citibank N.A. (London)

  5.45%, 5/8/2001                                                                                  200,000,000        200,119,180

First Tennessee Bank N.A.

  5.43%-5.49%, 4/30/2001-5/1/2001                                                                  250,000,000        250,000,000

First Union National Bank

  6.16%, 8/24/2001-10/11/2001                                                                      250,000,000  (a)   250,000,000

Firstar Bank N.A.

  6.62%, 2/2/2001                                                                                  175,000,000        175,000,024

Harris Trust & Savings Bank

  5.81%, 2/13/2001                                                                                 100,000,000        100,000,000

HSBC Bank USA

  6.65%, 7/5/2001                                                                                  100,000,000        100,008,277

LaSalle Bank N.A.

  6.65%, 4/2/2001                                                                                  100,000,000        100,000,000

Michigan National Bank

  6.60%-6.70%, 2/26/2001-7/20/2001                                                                 250,500,000        250,511,870

U.S. Bank N.A.

  6.25%, 3/19/2001                                                                                  73,000,000  (a)    73,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $1,758,639,351)                                                                                             1,758,639,351
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--67.4%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National North America

  5.34%-6.60%, 3/20/2001-7/20/2001                                                                 473,175,000        466,066,170

Atlantis One Funding Corp.

  5.70%-5.92%, 2/9/2001-3/8/2001                                                                   265,950,000        264,800,911

BCI Funding Corp.

  5.53%-6.59%, 4/5/2001-8/17/2001                                                                  315,500,000        311,598,891

BHF Finance (DE) Inc.

  5.50%, 4/23/2001                                                                                 150,000,000        148,167,375

Bank of America Corp.

  6.63%-6.64%, 2/7/2001-2/22/2001                                                                  225,000,000        224,326,236

Canadian Imperial Holdings Inc.

  5.60%-6.59%, 4/13/2001-5/29/2001                                                                 350,000,000        345,694,779

Credit Suisse First Boston

  5.66%-6.58%, 2/5/2001-3/9/2001                                                                   450,000,000        447,817,444

DaimlerChrysler North America Holding Corp.

  6.70%, 3/1/2001                                                                                   50,000,000        49,747,611

Deutsche Bank Financial

  5.62%-5.65%, 3/26/2001-7/5/2001                                                                  385,000,000        379,015,219

Dresdner U.S. Finance Inc.

  5.70%-6.75%, 2/1/2001-6/5/2001                                                                   350,000,000        346,991,278

General Electric Capital Corp.

  5.30%-6.77%, 2/2/2001-7/17/2001                                                                  625,000,000        617,154,017

General Electric Capital Services Inc.

  6.03%-7.00%, 3/12/2001-5/18/2001                                                                 350,000,000        344,848,083

HVB Finance (Delaware) Inc.

  5.37%, 7/19/2001                                                                                  75,000,000         73,169,500

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Internationale Nederlanden (U.S.) Funding Corp.

  6.71%, 2/23/2001                                                                                 150,000,000        149,405,083

Lehman Brothers Holdings Inc.

  6.19%, 6/25/2001                                                                                  40,000,000         39,040,000

Merita North America Inc.

  6.72%, 2/23/2001                                                                                  50,000,000         49,801,389

MetLife Funding

  5.68%, 4/6/2001                                                                                  160,166,000        158,571,458

Morgan (J.P.) & Co. Inc.

  6.56%-6.73%, 2/6/2001-3/7/2001                                                                   460,000,000        459,079,889

Moriarty Ltd.

  5.44%, 5/1/2001                                                                                  100,000,000         98,672,417

National Rural Utilities Cooperative Finance Corp.

  6.59%-6.65%, 2/13/2001-4/20/2001                                                                 199,800,000        197,491,460

Nordbanken N.A. Inc.

  6.99%, 3/9/2001                                                                                   20,000,000         19,867,000

Preferred Receivables Funding Corp.

  5.53%, 4/25/2001                                                                                  79,970,000         78,965,155

Prudential Funding Corp.

  5.60%-5.75%, 2/1/2001-4/12/2001                                                                  240,000,000        238,926,667

Salomon Smith Barney Holdings Inc.

  5.40%-5.45%, 4/9/2001-4/25/2001                                                                  165,000,000        163,051,236

San Paolo IMI U.S. Financial

  6.52%-6.61%, 5/29/2001-6/1/2001                                                                  150,000,000        146,870,770

Santander Finance (DE) Inc.

  5.60%-6.64%, 2/1/2001-4/10/2001                                                                  371,466,000        369,653,255

Sigma Finance Inc.

  5.43%-5.57%, 3/23/2001-4/30/2001                                                                  88,000,000  (b)    87,053,028

Societe Generale N.A. Inc.

  5.43%-6.48%, 3/8/2001-7/16/2001                                                                  471,000,000        466,625,379

Svenska Handelsbanken Inc.

  6.43%, 4/4/2001                                                                                  160,000,000        158,264,000

Swedbank Inc.

  7.05%, 3/6/2001                                                                                   20,000,000         19,877,168

UBS Finance Delaware LLC

  5.79%, 2/1/2001                                                                                  100,000,000        100,000,000

TOTAL COMMERCIAL PAPER

  (cost $7,020,612,868)                                                                                             7,020,612,868
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--1.7%
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

  6.17%, 3/12/2001                                                                                 100,000,000        100,000,000

Wells Fargo & Co.

  6.13%, 10/12/2001                                                                                 75,000,000         74,982,317

TOTAL CORPORATE NOTES

  (cost $174,982,317)                                                                                                 174,982,317


                                                                                                     Principal
DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.7%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group L.P.

 5.43%-6.83%, 2/9/2001-7/19/2001

  (cost $490,000,000)                                                                              490,000,000  (c)   490,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--6.7%
------------------------------------------------------------------------------------------------------------------------------------

Bank of America N.A.

  6.80%-6.84%, 2/1/2001-2/5/2001                                                                   200,000,000        200,000,000

Bank of New York

  6.17%, 3/7/2001                                                                                  100,000,000  (a)    99,995,342

First Union National Bank

  6.18%, 2/26/2001                                                                                 100,000,000  (a)   100,000,000

Harris Trust & Savings Bank

  5.45%, 4/24/2001                                                                                 100,000,000        100,000,000

Key Bank N.A.

  6.12%, 9/19/2001                                                                                 100,000,000  (a)   100,000,000

LaSalle Bank N.A.

  6.65%, 4/4/2001                                                                                  100,000,000        100,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $699,995,342)                                                                                                 699,995,342
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--3.6%
------------------------------------------------------------------------------------------------------------------------------------

National City Bank (Grand Cayman)

  5.88%, 2/1/2001                                                                                  293,000,000        293,000,000

State Street Bank & Trust Company (Grand Cayman)

  5.63%, 2/1/2001                                                                                   85,000,000         85,000,000

TOTAL TIME DEPOSITS

  (cost $378,000,000)                                                                                                 378,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $10,522,229,878)                                                                                101.0%     10,522,229,878

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (1.0%)      (103,534,392)

NET ASSETS                                                                                              100.0%     10,418,695,486

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JANUARY 31,
     2001, THESE SECURITIES AMOUNTED TO $87,053,028 OR APPROXIMATELY .8% OF NET
     ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH INTENT TO DISTRIBUTE OR
     SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE
     ACQUIRED FROM 8/9/2000 TO 1/19/2001 AT A COST OF PAR VALUE. AT JANUARY 31,
     2001, THE AGGREGATE VALUE OF THESE SECURITIES WAS $490,000,000,
     REPRESENTING 4.7% OF NET ASSETS, AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC.                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--38.9%
------------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Bank N.V. (Yankee)

  5.05%, 2/4/2002                                                                                  200,000,000        199,980,609

Allfirst Bank

  5.94%, 2/9/2001                                                                                  100,000,000  (a)    99,998,688

Banca Commerciale Italiana (London)

  6.63%-6.71%, 3/9/2001-5/31/2001                                                                  350,000,000        350,026,833

Bank of Nova Scotia (London)

  5.49%, 4/23/2001                                                                                  50,000,000         50,010,910

Bank of Scotland (London)

  5.05%, 2/4/2002                                                                                   50,000,000         50,016,967

Barclays Bank (Yankee)

  6.12%, 11/6/2001                                                                                 150,000,000  (a)   149,954,301

Bayerische Hypo-und Vereinsbank AG (Yankee)

  6.04%, 1/24/2002                                                                                 100,000,000  (a)    99,980,438

Bayerische Landesbank Girozentrale (Yankee)

  6.16%, 8/7/2001                                                                                  110,000,000  (a)   109,983,516

Canadian Imperial Bank of Commerce (Yankee)

  6.17%, 7/3/2001                                                                                  200,000,000  (a)   199,956,274

Commerzbank AG (London)

  5.14%-6.68%, 2/12/2001-7/31/2001                                                                 200,000,000        200,005,673

Commerzbank AG (Yankee)

  5.30%-6.90%, 7/25/2001-1/16/2002                                                                 250,000,000        250,008,886

Commerzbank AG (Yankee)

  6.04%, 1/24/2002                                                                                 100,000,000  (a)    99,980,438

Credit Agricole Indosuez (London)

  6.94%, 5/3/2001-5/8/2001                                                                          80,000,000         80,056,108

Credit Agricole Indosuez (Yankee)

  5.47%-5.54%, 4/10/2001-7/16/2001                                                                 340,000,000        340,000,000

Deutsche Bank AG (London)

  5.55%, 4/9/2001                                                                                   90,000,000         90,035,774

First Tennessee Bank

  6.10%, 4/18/2001                                                                                 100,000,000  (a)   100,000,000

First Union National Bank:

  6.65%, 5/15/2001                                                                                  20,000,000         20,026,827

  6.17%, 11/13/2001                                                                                150,000,000  (a)   150,000,000

Halifax PLC (London)

  5.40%-6.65%, 4/6/2001-7/16/2001                                                                  300,000,000        300,008,932

Landesbank Baden-Wuerttemberg (London)

  5.50%-5.66%, 4/19/2001-4/23/2001                                                                 150,000,000        150,010,239

Landesbank Baden-Wuerttemberg (Yankee)

  6.65%, 4/3/2001                                                                                   35,000,000         35,001,077

Landesbank Hessen-Thuringen-Girozentrale (London)

  7.00%, 3/16/2001                                                                                 175,000,000        175,001,985

Lloyds TSB Bank PLC (London)

  5.19%, 7/2/2001                                                                                   25,000,000         25,001,020

Merita Bank PLC (London)

  5.74%-6.67%, 3/19/2001-4/3/2001                                                                  150,000,000        150,047,092

National City Bank

  6.10%, 1/10/2002                                                                                 150,000,000  (a)   149,973,218


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Royal Bank of Canada (Yankee)

  6.00%, 9/11/2001                                                                                  50,000,000         50,002,956

Skandinaviska Enskilda Banken AB (Yankee)

  6.90%-7.11%, 7/24/2001-8/9/2001                                                                  150,000,000        149,989,596

South Trust Bank

  5.80%, 4/4/2001                                                                                  100,000,000        100,077,919

Svenska Handelsbanken (Yankee)

  7.00%, 7/12/2001                                                                                 150,000,000        149,987,472

SwedBank (Yankee)

  5.30%, 1/29/2002                                                                                 100,000,000        100,000,000

Union Bank of California

  6.75%-7.03%, 3/12/2001-9/17/2001                                                                  75,000,000         75,000,000

Union Bank of Switzerland (Yankee)

  6.73%, 9/18/2001                                                                                  50,000,000         49,992,921

Westdeutsche Landesbank Girozentrale (London)

  6.66%, 11/9/2001                                                                                 150,000,000        150,000,000

Wilmington Trust Company

  6.63%, 10/23/2001                                                                                 50,000,000         50,006,871

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $4,500,123,540)                                                                                             4,500,123,540
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--32.3%
------------------------------------------------------------------------------------------------------------------------------------

Amsterdam Funding Corp.

  5.89%-5.93%, 2/9/2001-2/16/2001                                                                  150,000,000        149,690,166

Atlantis One Funding Corp.

  6.36%-6.70%, 2/23/2001-3/8/2001                                                                  244,471,000        243,082,261

BankAmerica Corp.

  6.64%, 2/12/2001                                                                                  75,000,000         74,850,583

Bavaria TRR Corp.

  6.68%, 4/17/2001                                                                                  65,000,000         64,127,917

BCI Funding Corp.

  5.36%, 7/11/2001                                                                                  25,000,000         24,418,889

Credit Suisse First Boston

  5.66%, 3/8/2001                                                                                   65,000,000         64,645,479

DaimlerChrysler North America Holding Corp.

  6.79%, 2/13/2001                                                                                  50,000,000         49,890,833

Den Norske Bank ASA

  5.20%-7.01%, 2/7/2001-7/9/2001                                                                   325,000,000        321,129,223

Donaldson, Lufkin & Jenrette Inc.

  6.66%-6.81%, 2/26/2001-4/23/2001                                                                 300,000,000        296,782,000

General Electric Capital Corp.

  5.17%-6.93%, 3/16/2001-7/10/2001                                                                 310,000,000        303,857,842

Giro Funding US Corp.

  6.73%, 3/20/2001                                                                                  73,463,000         72,840,544

Greyhawk Funding LLC

  6.02%, 6/29/2001                                                                                  40,000,000         39,038,000

Lehman Brothers Holdings Inc.

  5.35%-7.02%, 4/20/2001-10/19/2001                                                                200,000,000        193,698,250

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Lexington Parker Capital Co. LLC

  5.36%, 7/24/2001                                                                                  50,000,000         48,745,750

Madison Funding Corp.

  6.60%, 2/5/2001                                                                                   42,525,000         42,494,099

Morgan Stanley Dean Witter & Co.

  5.76%, 4/6/2001                                                                                  150,000,000        148,485,333

Moriarty Ltd

  5.49%-6.70%, 3/5/2001-7/12/2001                                                                  360,350,000        355,541,225

National Rural Utilities Cooperative Corp.

  6.66%, 3/28/2001                                                                                 125,000,000        123,772,049

Philip Morris Cos. Inc.

  6.68%, 5/29/2001                                                                                  50,000,000  (b)    48,950,250

Salomon Smith Barney Holdings Inc.

  6.53%, 2/2/2001                                                                                  250,000,000        249,955,000

San Paolo IMI U.S. Financial Co.

  5.32%, 5/1/2001                                                                                   50,000,000         49,351,042

Sigma Finance Corp.

  5.36%-6.72%, 3/6/2001-7/20/2001                                                                  481,550,000  (b)   474,066,915

Societe Generale NA Inc.

  6.74%, 2/12/2001                                                                                  50,000,000         49,900,389

Spintab AB

  6.41%, 3/15/2001                                                                                  90,000,000         89,336,400

SwedBank Inc.

  7.05%, 3/6/2001                                                                                   60,000,000         59,631,500

UBS Finance Delaware LLC

  5.79%, 2/1/2001                                                                                  100,000,000        100,000,000

TOTAL COMMERCIAL PAPER

  (cost $3,738,281,939)                                                                                             3,738,281,939
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--10.4%
------------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Cos. Inc.

  5.83%-6.79%, 2/1/2001-1/23/2002                                                                  439,000,000  (a)   439,156,603

Goldman Sachs Group Inc.

  6.58%, 12/7/2001                                                                                  10,000,000  (a)    10,022,726

Key Bank NA

  6.09%, 1/9/2002                                                                                  150,000,000  (a)   150,000,000

Morgan (J.P.) & Co.

  6.17%, 3/6/2001                                                                                  100,000,000  (a)    99,999,096

Morgan Stanley Dean Witter & Co.

  6.17%, 3/19/2001                                                                                 100,000,000  (a)   100,000,000

Philip Morris Cos. Inc.

  6.97%, 12/4/2001                                                                                 250,000,000  (a)   250,000,000

Sigma Finance Corp.

  6.08%, 1/25/2002                                                                                  50,000,000  (a)    50,000,000

Wells Fargo & Co.

  6.13%, 10/12/2001                                                                                100,000,000  (a)    99,976,423

TOTAL CORPORATE NOTES

  (cost $1,199,154,848)                                                                                             1,199,154,848


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.6%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

 5.43%-6.81%, 2/7/2001-8/6/2001

  (cost $530,000,000)                                                                              530,000,000  (c)   530,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--12.1%
------------------------------------------------------------------------------------------------------------------------------------

Bank of America N.A.

  6.30%-6.84%, 2/1/2001-3/2/2001                                                                   250,000,000        250,000,000

Bank One N.A.

  6.10%, 1/8/2002                                                                                  200,000,000  (a)   199,962,527

Bayerische Landesbank Girozentrale

  6.04%, 1/25/2002                                                                                 100,000,000  (a)    99,980,383

Comerica Bank

  6.18%, 7/17/2001                                                                                 150,000,000  (a)   149,986,697

First Union National Bank

  6.14%-6.19%, 2/26/2001-9/18/2001                                                                 350,000,000  (a)   350,000,000

Key Bank N.A.

  6.16%, 8/1/2001                                                                                  181,000,000  (a)   181,000,000

U.S. Bank N.A.

  6.29%, 5/11/2001                                                                                 175,000,000  (a)   175,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $1,405,929,607)                                                                                             1,405,929,607
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--5.0%
------------------------------------------------------------------------------------------------------------------------------------

Bank Austria AG (Grand Cayman)

  5.75%, 2/1/2001                                                                                  100,000,000        100,000,000

Canadian Imperial Bank of Commerce (Grand Cayman)

  5.69%, 2/1/2001                                                                                  275,000,000        275,000,000

Key Bank N.A. (Grand Cayman)

  5.88%, 2/1/2001                                                                                   58,400,000         58,400,000

Norddeutsche Landesbank Girozentrale (Grand Cayman)

  5.87%, 2/1/2001                                                                                  140,000,000        140,000,000

TOTAL TIME DEPOSITS

  (cost $573,400,000)                                                                                                 573,400,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $11,946,889,934)                                                                103.3%     11,946,889,934

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (3.3%)      (376,574,580)

NET ASSETS                                                                                              100.0%     11,570,315,354

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JANUARY 31,
     2001, THESE SECURITIES AMOUNTED TO $523,017,165 OR APPROXIMATELY 4.5% OF
     NET ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH INTENT TO DISTRIBUTE OR
     SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE
     ACQUIRED FROM 9/7/2000 TO 1/10/2001 AT A COST OF PAR VALUE. AT JANUARY 31,
     2001, THE AGGREGATE VALUE OF THESE SECURITIES WAS $530,000,000,
     REPRESENTING 4.6% OF NET ASSETS, AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS GOVERNMENT CASH MANAGEMENT                                               Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--106.9%
--------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  2/14/2001                                                                          6.37            11,500,000        11,473,838

  2/28/2001                                                                          6.37            18,000,000        17,915,085

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  4/20/2001                                                                          6.00   (a)      75,000,000        74,996,907

  8/8/2001                                                                           6.01   (a)      50,000,000        49,995,107

  2/1/2002                                                                           6.03   (a)      75,000,000        74,989,529

  2/8/2002                                                                           5.90   (a)     225,000,000       224,978,130

  3/1/2002                                                                           5.99   (a)     150,000,000       149,977,003

  6/21/2002                                                                          6.08   (a)      75,000,000        74,980,803

Federal Home Loan Banks, Discount Notes

  2/1/2001                                                                           6.20            50,000,000        50,000,000

  2/1/2001                                                                           5.58           428,997,000       428,997,000

  2/7/2001                                                                           6.59            45,897,000        45,848,196

  2/9/2001                                                                           6.50            25,000,000        24,964,417

  2/14/2001                                                                          6.38             5,050,000         5,038,493

  4/4/2001                                                                           5.78            40,697,000        40,297,491

  4/18/2001                                                                          6.71            69,280,000        68,345,413

  4/25/2001                                                                          5.43           300,000,000       296,291,226

  5/2/2001                                                                           5.19            20,000,000        19,744,000

  5/4/2001                                                                           5.38           100,000,000        98,645,556

  7/6/2001                                                                           5.25            54,358,000        53,159,708

  7/27/2001                                                                          5.05           110,000,000       107,348,756

  2/5/2002                                                                           4.97            50,000,000        49,990,000

Federal Home Loan Banks, Floating Rate Notes

  3/29/2001                                                                          6.02   (a)     175,000,000       174,994,772

  4/6/2001                                                                           6.01   (a)     175,000,000       174,994,026

  6/12/2001                                                                          6.00   (a)      50,000,000        50,000,000

  8/17/2001                                                                          6.02   (a)     200,000,000       199,921,006

  4/18/2002                                                                          5.99   (a)     250,000,000       250,014,310

Federal Home Loan Banks, Notes

  11/14/2001                                                                         6.56            50,000,000        50,000,000

  11/21/2001                                                                         6.55           100,000,000       100,000,000

  12/14/2001                                                                         5.87            29,000,000        29,031,819

Federal Home Loan Mortgage Corporation, Discount Notes

  3/1/2001                                                                           6.45            75,000,000        74,629,583

  4/5/2001                                                                           5.76            50,000,000        49,503,000

  5/30/2001                                                                          6.40            50,000,000        48,983,889

  6/21/2001                                                                          6.00            49,117,000        48,005,319

  7/19/2001                                                                          6.85            45,710,000        44,342,662

  8/16/2001                                                                          6.00            99,921,000        96,782,037

  12/6/2001                                                                          5.88             3,843,000         3,660,193

Federal National Mortgage Association, Discount Notes

  2/1/2001                                                                           6.61            50,000,000        50,000,000

  2/2/2001                                                                           6.29           100,000,000        99,999,708

  2/15/2001                                                                          6.59           194,818,000       194,333,877

  2/23/2001                                                                          6.45            15,000,000        14,997,048

  3/15/2001                                                                          6.28            22,138,000        22,117,384

  3/21/2001                                                                          6.49           147,000,000       145,763,240

  5/21/2001                                                                          6.29            33,600,000        33,511,053

  5/24/2001                                                                          6.40            43,420,000        42,581,126


                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association, Discount Notes (continued)

  6/5/2001                                                                           6.99           150,000,000       146,621,000

  7/5/2001                                                                           5.48            75,000,000        73,288,889

  9/18/2001                                                                          6.64           150,000,000       149,964,803

  10/15/2001                                                                         6.49            50,000,000        49,986,435

  1/18/2002                                                                          5.44           112,000,000       111,924,063

Federal National Mortgage Association, Floating Rate Notes

  6/8/2001                                                                           5.99   (a)      25,580,000        25,577,347

  10/4/2001                                                                          6.03   (a)     200,000,000       199,921,412

  11/5/2001                                                                          6.02   (a)     300,000,000       299,928,851

Federal National Mortgage Association, Notes

  7/13/2001                                                                          6.65            43,855,000        43,865,151

  7/18/2001                                                                          6.78            42,450,000        42,454,106

  11/16/2001                                                                         6.56            50,000,000        50,000,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $5,159,674,767)                                                                                             5,159,674,767
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--1.0%
------------------------------------------------------------------------------------------------------------------------------------

Goldman, Sachs & Co.

 dated 1/31/2001, due 2/1/2001 in the amount of

 $50,007,292 (fully collateralized by $40,487,000

 U.S. Treasury Bonds, 8.125% to 9.375% due from
 2/15/2006 to 5/15/2021, value $51,000,320)

  (cost $50,000,000)                                                                 5.25            50,000,000        50,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $5,209,674,767)                                                                                  107.9%     5,209,674,767

LIABILITIES, LESS CASH AND RECEIVABLES                                                                    (7.9%)     (383,640,091)

NET ASSETS                                                                                               100.0%     4,826,034,676

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                        Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--107.1%
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  3/22/2001                                                                          5.37            20,000,000        19,854,906

  3/27/2001                                                                          5.47            13,000,000        12,894,310

  4/4/2001                                                                           5.43            20,000,000        19,815,033

  4/23/2001                                                                          5.40            24,000,000        23,712,180

  4/24/2001                                                                          5.42            10,000,000         9,878,139

  4/26/2001                                                                          5.31            20,000,000        19,755,467

  4/27/2001                                                                          5.42            20,000,000        19,747,361

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes

  2/1/2001                                                                           6.27            10,000,000        10,000,000

  6/21/2002                                                                          6.08   (a)      25,000,000        24,993,601

Federal Farm Credit Banks, Consolidated Systemwide Notes

  2/1/2002                                                                           5.34            50,000,000        50,000,000

Federal Home Loan Banks, Discount Notes

  2/9/2001                                                                           6.50            25,000,000        24,964,417

  2/21/2001                                                                          6.57            20,000,000        19,929,333

  3/9/2001                                                                           6.55            50,000,000        49,682,500

  4/18/2001                                                                          6.71            25,000,000        24,662,750

  6/25/2001                                                                          6.74            50,000,000        48,734,000

  1/17/2002                                                                          5.50            20,300,000        20,290,875

Federal Home Loan Banks, Floating Rate Notes

  3/29/2001                                                                          6.02   (a)      25,000,000        24,999,253

  4/6/2001                                                                           6.01   (a)      50,000,000        49,998,293

  6/12/2001                                                                          6.00   (a)      25,000,000        25,000,000

  8/17/2001                                                                          6.02   (a)      50,000,000        49,980,251

  4/18/2002                                                                          6.00   (a)      50,000,000        50,002,862

Student Loan Marketing Association, Discount Notes

  2/1/2001                                                                           5.58            74,432,000        74,432,000

  2/15/2001                                                                          5.77            54,201,000        54,080,012
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $727,407,543)                                                                                    107.1%       727,407,543

LIABILITIES, LESS CASH AND RECEIVABLES                                                                    (7.1%)      (48,474,392)

NET ASSETS                                                                                               100.0%       678,933,151

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS TREASURY CASH MANAGEMENT                                                Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--33.6%
------------------------------------------------------------------------------------------------------------------------------------

  2/1/2001                                                                           5.34           237,000,000       237,000,000

  2/8/2001                                                                           4.93           756,000,000       755,276,760

TOTAL U.S. TREASURY BILLS

  (cost $992,276,760)                                                                                                 992,276,760
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--21.0%
------------------------------------------------------------------------------------------------------------------------------------

  4.875%, 3/31/2001                                                                  6.31           150,000,000       149,617,707

  5.00%, 4/30/2001                                                                   6.36            50,000,000        49,831,078

  5.50%, 7/31/2001                                                                   5.76           200,000,000       199,598,214

  5.875%, 11/30/2001                                                                 5.83           220,000,000       219,960,457

TOTAL U.S. TREASURY NOTES

  (cost $619,007,456)                                                                                                 619,007,456
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--45.6%
------------------------------------------------------------------------------------------------------------------------------------

ABN AMRO Inc.

  dated 1/31/2001, due 2/1/2001 in the amount of $173,026,911
  (fully collateralized by $15,000,000 U.S. Treasury Bills,
  due 6/14/2001 and $157,639,000 U.S. Treasury Notes, 5.50%-11.75%,
  due from 2/15/2001 to 10/31/2001, value $176,456,440)                              5.60           173,000,000       173,000,000

Barclays Capital Inc.

  dated 1/31/2001, due 2/1/2001 in the amount of $171,072,061
  (fully collateralized by $167,995,000 U.S Treasury Notes, 6.375%-7.50%,
  due from 9/30/2001 to 11/15/2001, value $173,607,269)                              5.49           171,046,000       171,046,000

CIBC World Markets, Inc.

  dated 1/31/2001, due 2/1/2001 in the amount of $147,022,948
  (fully collateralized by $145,445,000 U.S. Treasury Notes, 5.875%-6.25%,
  due from 10/31/2001 to 11/30/2001, value $148,833,010)                             5.62           147,000,000       147,000,000

Goldman, Sachs, & Co.

  dated 1/31/2001, due 2/1/2001 in the amount of $170,025,327
  (fully collateralized by $70,095,000 U.S. Treasury Bonds, 7.25%-8.125%,
  due from 2/15/2007 to 5/15/2021, and $93,162,000 U.S. Treasury Notes,
  4.875%-6.25%, due from 3/31/2001 to 4/30/2001, value $173,433,364)                 5.36           170,000,000       170,000,000

Morgan Stanley Dean Witter & Co.

  dated 1/31/2001, due 2/1/2001 in the amount of $197,030,754 (fully collateralized
  by $196,380,000 U.S Treasury Notes, 6.375%,  due 3/31/2001, value $200,936,016)    5.62           197,000,000       197,000,000

UBS Warburg, Inc.

  dated 1/31/2001, due 2/1/2001 in the amount of $337,052,984
  (fully collateralized by $334,138,000 U.S. Treasury Notes, 5.50%-6.375%,
  due from 8/31/2001 to 9/30/2001, value $343,741,450)                               5.66           337,000,000       337,000,000

Westdeutsche Landesbank Girozentrale

  dated 1/31/2001, due 2/1/2001 in the amount of $150,023,542
  (fully collateralized by $150,560,000 U.S. Treasury Notes, 5.25%-7.50%,
  due from 5/31/2001 to 11/15/2001, value $153,000,104)                              5.65           150,000,000       150,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $1,345,046,000)                                                                                             1,345,046,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS

  (cost $2,956,330,216)                                                                                  100.2%     2,956,330,216

LIABILITIES, LESS CASH AND RECEIVABLES                                                                     (.2%)       (6,715,412)

NET ASSETS                                                                                               100.0%     2,949,614,804

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                  Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--37.8%
------------------------------------------------------------------------------------------------------------------------------------

  2/8/2001                                                                           5.17             7,121,000         7,113,866

  2/15/2001                                                                          5.49            29,902,000        29,838,624

  3/1/2001                                                                           5.65           172,648,000       171,897,797

  3/8/2001                                                                           5.68            55,000,000        54,699,486

  3/15/2001                                                                          5.96           293,435,000       291,425,200

  3/22/2001                                                                          5.57           100,000,000        99,252,750

  4/5/2001                                                                           5.21             7,735,000         7,665,288

  4/12/2001                                                                          5.22           200,000,000       197,993,333

  4/26/2001                                                                          6.27           250,000,000       246,447,500

  6/28/2001                                                                          5.66            50,000,000        48,876,063

TOTAL U.S. TREASURY BILLS

  (cost $1,155,209,907)                                                                                             1,155,209,907
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--61.3%
------------------------------------------------------------------------------------------------------------------------------------

  5.375%, 2/15/2001                                                                  6.21           150,000,000       149,943,302

  7.75%, 2/15/2001                                                                   6.18            17,701,000        17,709,912

  11.75%, 2/15/2001                                                                  5.29           292,000,000       292,673,199

  5.00%, 2/28/2001                                                                   6.47           275,000,000       274,691,602

  4.875%, 3/31/2001                                                                  6.03           200,000,000       199,550,383

  6.375%, 3/31/2001                                                                  5.20            22,500,000        22,530,245

  5.00%, 4/30/2001                                                                   5.66            50,000,000        49,911,627

  6.25%, 4/30/2001                                                                   5.39           125,581,000       125,809,850

  5.625%, 5/15/2001                                                                  5.33           190,000,000       190,133,911

  5.25%, 5/31/2001                                                                   6.24           215,000,000       214,304,197

  5.50%, 7/31/2001                                                                   5.02           150,000,000       150,241,371

  5.875%, 11/30/2001                                                                 5.25           185,000,000       185,794,245

TOTAL U.S. TREASURY NOTES

  (cost $1,873,293,844)                                                                                             1,873,293,844
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,028,503,751)                                                                   99.1%     3,028,503,751

CASH AND RECEIVABLES (NET)                                                                                  .9%        28,129,313

NET ASSETS                                                                                               100.0%     3,056,633,064

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--99.5%
------------------------------------------------------------------------------------------------------------------------------------

ARIZONA--3.7%

Scottsdale Industrial Development Authority, IDR, VRDN (Scottsdale Water
Service)

  4.45% (Insured; MBIA and LOC; Bank of Nova Scotia)                                                 7,135,000  (a)     7,135,000

CALIFORNIA--2.1%

California Higher Education Loan Authority, Student Loan Revenue

  4.45%, Series C, 7/1/2001 (Liquidity Facility; Student Loan Marketing Association)                 4,000,000          4,000,000

DELAWARE--5.5%

Delaware Economic Development Authority, IDR, Refunding, VRDN

  (Delaware Clean Power Project) 4.50% (LOC; Motiva Enterprises LLC)                                10,000,000  (a)    10,000,000

Delaware Transportation Authority, Transportation Systems Revenue

  6.50%, 7/1/2001                                                                                      500,000  (b)       515,121

DISTRICT OF COLUMBIA--1.0%

District of Columbia Housing Finance Agency, Mortgage Revenue, Refunding

  4.35%, Series B, 3/21/2001                                                                         2,000,000          2,000,000

GEORGIA--6.8%

DeKalb County Housing Authority, MFHR, VRDN

 (Forest Columbia Apartments Project)

  4.63% (LOC; First Tennessee Bank)                                                                  3,500,000  (a)     3,500,000

Fayette County Development Authority, Educational Facilities Revenue, VRDN

 (Catholic School Properties Inc. Project)

  4.55% (LOC; Wachovia Bank of Georgia)                                                              5,000,000  (a)     5,000,000

Fulton County Development Authority, Revenues, VRDN

 (West End Medical Center Inc. Project)

  4.55% (LOC; Wachovia Bank of Georgia)                                                              4,590,000  (a)     4,590,000

ILLINOIS--4.7%

Illinois Development Finance Authority, PCR, VRDN

  (Aces-Illinois Power Co.) 4.10% (LOC; Morgan Guaranty Trust Co.)                                   5,000,000  (a)     5,000,000

Illinois Health Facility Authority, Revenues

  (Evanston Northwestern Corporation) 4.75%, 5/31/2001                                               3,000,000          3,000,000

State of Illinois, GO Notes

  5.60%, 6/1/2001                                                                                    1,000,000          1,004,984

INDIANA--1.9%

St. Joseph County Industrial Healthcare Facility, Revenue, VRDN

  (South Bend Medical Foundation Project) 4.45% (LOC; Key Bank Inc.)                                 3,600,000  (a)     3,600,000

KANSAS--2.3%

City of Mission, MFHR, Refunding, VRDN

  (The Falls Apartments Project) 4.65% (Insured; FNMA)                                               3,350,000  (a)     3,350,000

Wyandotte County/Kansas City, Unified Government

 Renewal Municipal Temporary Notes, Revenues

  4.10%, 2/1/2002                                                                                    1,146,000          1,146,000

KENTUCKY--3.6%

Kentucky Governmental Agencies, COP, TRAN

  5.30%, 6/29/2001 (LOC; Fifth Third Bank)                                                           2,000,000          2,006,207

Kentucky Interlocal School Transportation Association, COP, TRAN

  5%, 6/29/2001                                                                                      5,000,000          5,011,643

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

LOUISIANA--2.0%

Jefferson Parish School Board, Sales and Use Tax Revenue (Merlots)

  VRDN 4.50% (Insured; MBIA and LOC; First Union National Bank)                                      3,800,000  (a)     3,800,000

MAINE--4.9%

City of Auburn, Obligation Securities Revenue, VRDN

  (J&A Properties) 4.30% (LOC; Citizens Bank of Massachusetts)                                       3,400,000  (a)     3,400,000

Maine Finance Authority, Private Schools Revenue, VRDN

  (Kents Hill School) 4.65% (LOC; Allied Irish Banks)                                                6,000,000  (a)     6,000,000

MARYLAND--4.7%

Baltimore County, EDR, VRDN (Art Litho Co. Project)

  4.70% (LOC; Allied Irish Banks)                                                                    6,000,000  (a)     6,000,000

Maryland Community Development Administration

 Department of Housing and Community Development, Housing Revenue, RAN

  (Residential) 4.70%, Series E, 6/14/2001                                                           3,000,000          3,000,000

MICHIGAN--6.4%

Michigan Housing Development Authority, MFHR, Refunding

 VRDN (River Place Apartments)

  4% (LOC; The Bank of New York)                                                                     5,210,000  (a)     5,210,000

Michigan Strategic Fund, LOR, VRDN:

  (NSS Technologies Project) 4.50% (LOC; First Union National Bank)                                  4,000,000  (a)     4,000,000

  (Peckham Vocational Industries) 4.63% (LOC; Michigan National Bank)                                3,150,000  (a)     3,150,000

MINNESOTA--.5%

City of Cottage Grove, Environmental Control Revenue, VRDN

  (Minnesota Mining and Manufacturing) 4.37%                                                         1,000,000  (a)     1,000,000

MISSISSIPPI--5.2%

Mississippi Business Finance Corporation, Utility Electric Revenue, CP

 (Chowtow Generation)

  2.80%, 2/16/2001 (LOC; Chase Manhattan Bank)                                                      10,000,000         10,000,000

MISSOURI--2.6%

Saint Charles County Industrial Development Authority, Industrial Revenue,
Refunding

 VRDN (Country Club Apartments Project)

  4.50% (LOC; Lasalle National Bank)                                                                 5,000,000  (a)     5,000,000

NEW MEXICO--3.9%

New Mexico Hospital Equipment Loan Council, Revenue, VRDN

  Pooled Loan Program 4.10% (LOC: CDC Funding Corp. and Landesbank Hessen)                           7,600,000  (a)     7,600,000

NEW YORK--2.6%

New York City, GO Notes, RAN 5%, 4/12/2001                                                           5,000,000          5,007,113

OHIO--2.6%

Ohio Housing Finance Agency, Mortgage Revenue

  (Residential Convertible Option) 4.35%, 8/30/2001                                                  2,000,000          2,000,000

Ohio Water Development Authority, PCR, Refunding, VRDN

 (Duquesne Light Co.) 4.10%, Series A

  (Insured; AMBAC and LOC; The Bank of New York)                                                     3,000,000  (a)     3,000,000

OREGON--1.8%

Oregon Housing and Community Services Department, SFMR

  4.18%, 6/1/2001                                                                                    3,500,000          3,500,000


                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--5.5%

Emmaus General Authority, Revenue, VRDN:

  4%, Series C-17 (LOC; Kredietbank)                                                                 5,000,000  (a)     5,000,000

  4%, Series E-17 (LOC; Kredietbank)                                                                 2,500,000  (a)     2,500,000

Lancaster County, GO Notes, VRDN

  4.56% (Insured; FGIC and Liquidity Facility; FGIC)                                                 3,000,000  (a)     3,000,000

RHODE ISLAND--1.5%

Rhode Island Housing and Mortgage Finance Corporation (Putters)

  VRDN 4.62% (LOC; Morgan Guaranty Trust Co.)                                                        2,870,000          2,870,000

TEXAS--9.9%

Dallas County, GO Notes

  4.65%, Series C, 2/16/2001                                                                         2,800,000  (b)     2,800,000

City of Houston, Water and Sewer Systems Revenue, CP

  4.45%, 5/15/2001
  (LOC: Bayerische Landesbank and Westdeutsche Landesbank)                                           5,000,000          5,000,000

Lower Colorado River Authority, Utility Electric Revenue, CP

  4.20%, 4/12/2001 (Liquidity Facility; Morgan Guaranty Trust Co.)                                   5,000,000          5,000,000

State of Texas, TRAN 5.25%, 8/31/2001                                                                3,000,000          3,016,215

Texas Public Finance Authority, Revenue, CP

  4.20%, 3/13/2001                                                                                   3,305,000          3,305,000

VERMONT--3.7%

Vermont Economic Development Authority, IDR, CP

 (Agri-Mark Inc. Project)

  2.90%, 4/17/2001 (LOC; First Union National Bank)                                                  2,800,000          2,800,000

Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)

  4.10% (LOC; ABN AMRO Bank)                                                                         4,300,000  (a)     4,300,000

VIRGINIA--2.2%

Virginia Beach Development Authority, IDR, Refunding, VRDN

  (Giant Square) 4.55% (LOC; Wachovia Bank of Georgia)                                               4,250,000  (a)     4,250,000

WASHINGTON--1.6%

Yakima County Public Corporation, IDR, Refunding, VRDN

 (John I Hass Inc. Project)

  4.70% (LOC: Bayerische Vereinsbank and Deutsche Bank)                                              3,000,000  (a)     3,000,000

WEST VIRGINIA--3.6%

Marion County Commission, SWDR, VRDN (Grant Town Project)

  4.10%, Series B (LOC; National Westminster Bank)                                                   7,000,000  (a)     7,000,000

WYOMING--2.7%

Wyoming Community Development Authority, Housing Revenue:

  3.80%, 6/1/2001                                                                                    3,200,000          3,190,683

  4.45%, 12/1/2001                                                                                   2,000,000          2,002,446
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $191,554,433)                                                                    99.5%        191,560,412

CASH AND RECEIVABLES (NET)                                                                                 .5%            983,262

NET ASSETS                                                                                              100.0%        192,543,674

SEE FOOTNOTES ON PAGE 33.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                          Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--103.6%
------------------------------------------------------------------------------------------------------------------------------------

Albany Industrial Development Agency, IDR, VRDN

 (Corning Homes Project)

  4.20% (LOC; Chase Manhattan Bank)                                                                  4,600,000  (a)     4,600,000

Chautauqua County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Gerry Homes Project) 4.85% (LOC; HSBC Bank)                                                       7,600,000  (a)     7,600,000

Dutchess County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (Marist College Civic Facility) 4.25% (LOC; Keybank)                                               7,000,000  (a)     7,000,000

Falconer Central School District, GO Notes, BAN

  4.75%, 11/21/2001                                                                                  2,500,000          2,505,755

Town of Islip Industrial Development Agency, IDR

 VRDN (Brentwood Distribution Co.)

  1.85% (LOC; Fleet Bank)                                                                            3,750,000  (a)     3,750,000

Jefferson County, GO Notes, BAN 4.75%, 4/27/2001                                                     5,000,000          5,004,564

Town of Lancaster Industrial Development Agency

 Civic Facility Revenue, VRDN

 (Greenfield Manor Project) 4%

  (LOC; Manufacturers and Traders Trust Co.)                                                        15,000,000  (a)    15,000,000

Long Island Power Authority, Electric System Revenue:

 CP:

    4.20%, 2/27/2001 (LOC: Bayerische Landesbank

      and Westdeutsche Landesbank)                                                                   3,500,000          3,500,000

    4.15%, 4/9/2001 (LOC: Bayerische Landesbank

      and Westdeutsche Landesbank)                                                                   5,000,000          5,000,000

  VRDN 3.85% (LOC: Bayerische Landesbank

    and Westdeutsche Landesbank)                                                                     3,000,000  (a)     3,000,000

Metropolitan Transportation Authority, Transit Facility

 Revenue, CP:

    4.15%, 2/22/2001 (LOC; ABN AMRO Bank)                                                           15,600,000         15,600,000

    4.15%, 3/30/2001 (LOC; ABN AMRO Bank)                                                           10,000,000         10,000,000

Monroe County, Public Improvement, GO Notes, BAN

  4.50%, 7/20/2001                                                                                   4,000,000          4,002,599

Monroe County Industrial Development Agency

 Lease Revenue, VRDN (Robert Weslayan College)

  4.40% (LOC; Manufacturers and Traders Trust Co.)                                                   2,940,000  (a)     2,940,000

Nassau County, General Improvement, GO Notes

  5.25%, 9/1/2001 (Insured; FSA)                                                                     4,544,000          4,602,257

Nassau County Industrial Development Agency

 Civic Facility Revenue, VRDN

  (St. Mary's Children Project) 4.65% (LOC; Fleet Bank)                                              2,790,000  (a)     2,790,000

Nassau County Interim Finance Authority, BAN

  Sales Tax Revenue 5%, 5/11/2001                                                                    2,700,000          2,706,530

New York City, GO Notes:

  RAN 5%, 4/12/2001                                                                                 13,000,000         13,018,459

  VRDN 3.75% (Insured; FGIC and Liquidity Facility; FGIC)                                            5,000,000  (a)     5,000,000

New York City Housing Development Corporation, VRDN

 MFHR:

    (Parkgate Development) 3.80% (LOC; FNMA)                                                         2,500,000  (a)     2,500,000

    Refunding (Westmont Apartments)

      3.75% (LOC; Federal Home Loan Bank)                                                           17,000,000  (a)    17,000,000


                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York City Housing Development Corporation, VRDN (continued):

 MFHR (continued):

    (West 89th Street Development Project)

      3.90% (LOC; FNMA)                                                                              2,600,000  (a)     2,600,000

  MFMR (West 54th Street Development Project)

    3.90% (LOC; Key Bank)                                                                            7,000,000  (a)     7,000,000

New York City Industrial Development Agency

 VRDN:

    Civic Facility Revenue:

      (Brooklyn United Methodist Project)

        4.25% (LOC; The Bank of New York)                                                            4,150,000  (a)     4,150,000

      (Jewish Community Center)

        4.30% (LOC; Manufacturers and Traders Trust Co.)                                             5,000,000  (a)     5,000,000

    Special Facility Revenue (Korean Airlines Co.)

      4% (LOC; Citibank)                                                                            14,100,000  (a)    14,100,000

New York City Municipal Water Finance Authority:

 CP 4.35%, 2/22/2001 (LOC: Bank of Nova Scotia,

    Commerzbank and Toronto-Dominion Bank)                                                          10,000,000         10,000,000

  Water and Sewer System Revenue:

    7%, 6/15/2001                                                                                    5,655,000  (b)     5,766,179

    7.75%, 6/15/2001                                                                                 2,700,000  (b)     2,773,827

New York City Transitional Finance Authority, Revenues

  VRDN 3.80% (Liquidity Facility; Credit Local de France)                                           20,000,000  (a)    20,000,000

New York State, GO Notes

  4.30%, 8/8/2001(LOC; Credit Local de France)                                                       3,000,000          3,000,000

New York State Dormitory Authority:

 College and University Revenue (City University System):

    5.25%, Series A, 7/1/2001                                                                        5,760,000          5,778,452

    5.25%, Series B, 7/1/2001                                                                          975,000            978,123

  Revenues, Mental Health Services Facilities Improvement

    5%, 8/15/2001                                                                                      315,000            315,966

  VRDN:

    GO Notes (Miriam Osborn Memorial Home)

      4% (LOC; Manufacturers and Traders Trust Co.)                                                  5,970,000  (a)     5,970,000

    Recreational Revenue

      (Metropolitan Museum of Art) 3.80%                                                             5,770,000  (a)     5,770,000

    Revenues:

      (St. Luke's Hospital)

        4.45%, Series A-30 (Liquidity Facility;
        First Union National Bank)                                                                   5,200,000  (a)     5,200,000

      (Sloan Kettering Memorial)

        4.45%, Series X (Insured; MBIA and

        Liquidity Facility; First Union National Bank)                                               5,000,000  (a)     5,000,000

New York State Housing Finance Agency, VRDN

 Housing Revenue:

    Service Contract Obligation

      3.85% (LOC; Commerzbank)                                                                       9,000,000  (a)     9,000,000

    (70 Battery Place)

      3.90% (LOC; FNMA)                                                                              3,600,000  (a)     3,600,000

    (Talleyrand Crescent Housing)

      3.80% (LOC; Fleet Bank)                                                                        2,000,000  (a)     2,000,000

    (Theatre Row Tower)

      4.85% (LOC; Bayerische Vereinsbank)                                                            7,000,000  (a)     7,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)        Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

New York State Local Government Assistance Corporation

 Sales Tax Revenue:

    7%, 4/1/2001                                                                                       700,000  (b)       717,538

    VRDN 3.75% (LOC: Bayerische Landesbank

      and Westdeutsche Landesbank)                                                                   4,000,000  (a)     4,000,000

New York State Medical Care Facilities Finance Agency

 Revenues (Mental Health Services Facility)

  7.50%, 2/15/2001                                                                                   1,795,000          1,833,087

New York State Power Authority, VRDN

  Electric Power and Light Revenues 3.85% (Liquidity Facility:
    The Bank of New York, Bank of Nova Scotia, Bayerische Landesbank,
    Commerzbank, Credit Locale de France, First Union National Bank,
    Landesbank Hessen, Morgan Guaranty Trust Co.
    and State Street Bank and Trust Co.)                                                            10,000,000  (a)    10,000,000

New York State Urban Development Corporation, Revenue

 VRDN (Merlots) 4.45% (Insured; AMBAC and

  LOC; First Union National Bank)                                                                    5,000,000  (a)     5,000,000

Niagara County Industrial Development Agency, SWDR

 VRDN (American Refunding Fuel Co.)

  3.85% (LOC; Chase Manhattan Bank)                                                                  5,000,000  (a)     5,000,000

Norwich, GO Notes, BAN 4.75%, 1/10/2002                                                              4,124,822          4,151,991

Ontario County Industrial Development Agency, IDR

  VRDN (Dixit Enterprises) 4.70% (LOC; HSBC Bank)                                                    3,350,000  (a)     3,350,000

Oswego County Industrial Development Agency, PCR

  VRDN (Philip Morris Project) 4.45%                                                                 6,000,000  (a)     6,000,000

Pawling Central School District, GO Notes, BAN

  3.50%, 11/21/2001                                                                                  3,387,778          3,397,042

Pearl River Union Free School District, GO Notes

  BAN 4.75%, 8/31/2001                                                                               2,000,000          2,004,648

Renesselaer Industrial Development Agency, IDR

 (Capital View Office Park Project)

  4.50%, 12/31/2001 (LOC; SunTrust Bank)                                                             3,075,000          3,075,000

Richfield Springs Central School District, GO Notes

  BAN 4.50%, 2/23/2001                                                                               3,150,000          3,150,390

Rochester, GO Notes, BAN 4.50%, 3/7/2001                                                             2,000,000          2,000,536

Saint Lawrence County Industrial Development Agency

 EIR, VRDN (Reynolds Metals Co. Project)

  3.70% (LOC; National Australia Bank)                                                               5,000,000  (a)     5,000,000

Syracuse Industrial Development Agency

 Civic Facility Revenue, VRDN

 (Community Development Properties-Larned Project)

  4.45% (LOC; Manufacturers and Traders Trust Co.)                                                   7,570,000  (a)     7,570,000

Triborough Bridge and Tunnel Authority, Revenues

  BAN 5%, 1/17/2002                                                                                 10,000,000         10,185,164

Warren and Washington Counties Industrial Development

 Agency, Civic Facility Revenue, VRDN

 (Glen at Hiland Meadows Project)

  3.75% (LOC; PNC Bank)                                                                              5,000,000  (a)     5,000,000


                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Westchester County Industrial Agency:

 Commercial Facility Revenue, VRDN

    (Panorama Flight Service Inc. Project)

    3.95% (LOC; The Bank of New York)                                                                5,260,000  (a)     5,260,000

  RRR, Refunding (Resco Co. Project)

    4.95%, 7/1/2001 (Insured; AMBAC)                                                                 3,120,000          3,127,430

Yonkers Industrial Development Agency, Revenue

 VRDN (Merlots) 4.50% (Liquidity Facility; First

  Union National Bank)                                                                               3,215,000  (a)     3,215,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $355,160,537)                                                                   103.6%        355,160,537

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (3.6%)       (12,322,298)

NET ASSETS                                                                                              100.0%        342,838,239

SEE FOOTNOTES ON PAGE 33.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

January 31, 2001

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--100.6%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.5%

Homewood Educational Building Authority, Educational

 Facilities Revenue, VRDN (Samford University):

    4.10% (Insured; AMBAC and LOC; Bank of Nova Scotia)                                              7,800,000  (a)     7,800,000

    4.10% (LOC; South Trust Bank)                                                                    2,000,000  (a)     2,000,000

ALASKA--.1%

Alaska Housing Finance Corporation, Revenue

  (State Capital Project) 4.30%, 6/1/2001 (Insured; MBIA)                                            2,945,000          2,944,025

ARIZONA--1.2%

Apache County Industrial Development Authority, IDR, VRDN

  (Tucson Electric Power-Springerville Project) 4.05% (LOC; The Bank of New York)                   10,000,000  (a)    10,000,000

Phoenix Industrial Development Authority, Revenue, VRDN

  (Valley of The Sun YMCA Project) 4.30% (LOC; Wells Fargo Bank)                                     4,000,000  (a)     4,000,000

Scottsdale Industrial Development Authority, Industrial Revenue
  VRDN (Scottsdale Water Service) 4.45% (Insured; MBIA and

  Liquidity Facility; Bank of Nova Scotia)                                                           7,500,000  (a)     7,500,000

ARKANSAS--.6%

University of Arkansas, University Facility Revenues, Refunding

 VRDN (UAMS Campus)

  4.05% (Insured; MBIA and LOC; Bank of America)                                                    11,200,000  (a)    11,200,000

CALIFORNIA--1.8%

California Higher Education Loan Authority Inc., Student Loan

 Revenue, Refunding:

    4.40%, 7/1/2001 (LOC; Student Loan Marketing Association)                                       23,125,000         23,125,000

    VRDN 4% (LOC; National Westminster Bank)                                                        11,200,000  (a)    11,200,000

COLORADO--1.9%

Colorado Health Facilities Authority, Revenues, VRDN

 (Covenant Retirement Communities Inc.)

  4.45% (LOC; LaSalle National Bank)                                                                12,900,000  (a)    12,900,000

Douglas County, MFHR, Refunding, VRDN

 (Autumn Chase Project)

  4.55% (LOC; Federal Home Loan Banks)                                                              22,500,000  (a)    22,500,000

DELAWARE--.3%

Delaware Economic Development Authority, Revenue, VRDN

 (Saint Andrews School Project)

  4.68% (LOC; Allied Irish Banks)                                                                    5,000,000  (a)     5,000,000

DISTRICT OF COLUMBIA--2.8%

District of Columbia:

 Revenue, CP (National Academy of Science Project)

    4.30%, 5/18/2001 (Insured; AMBAC and LOC; NationsBank)                                          12,500,000         12,500,000

  VRDN:

    GO Notes, Refunding:

      4.30%, Series A-1 (LOC; Societe Generale)                                                      6,700,000  (a)     6,700,000

      4.30%, Series A-2 (LOC; Canadian Imperial Bank

        of Commerce)                                                                                12,500,000  (a)    12,500,000

      4.30%, Series A-3 (LOC; Societe Generale)                                                      3,200,000  (a)     3,200,000

      4.30%, Series A-4 (LOC; Societe Generale)                                                      4,000,000  (a)     4,000,000

    Revenue (American Public Health Association)

      4.35% (LOC; PNC Bank)                                                                         12,390,000  (a)    12,390,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--5.3%

Broward County, Sales Tax Revenue, CP

  3.90%, 2/27/2001 (LOC; Credit Locale de France)                                                    7,750,000          7,750,000

Capital Projects Finance Authority, Revenue, VRDN, Capital Projects Loan
Program:

  4.10% (GIC; CDC Funding Corp. and LOC: Bayerische Hypo Vereins Bank, Landesbank
    Hessen and The Bank of New York)                                                                17,000,000  (a)    17,000,000

  4.55% (Insured; FSA and LOC; SunTrust Bank)                                                       23,195,000  (a)    23,195,000

Florida Board of Education Lottery, Revenue 4%, 7/1/2001 (Insured; FGIC)                             7,545,000          7,531,141

Highlands County Health Facilities Authority, Revenue, VRDN

 (Adventist Health System)

  4.65% (Insured; MBIA and LOC; Bank of America)                                                    14,000,000  (a)    14,000,000

Jacksonville, CP 3.90%, 3/16/2001 (Liquidity Facility: Bayerische

  Landesbank, Morgan Guaranty Trust Co. and SunTrust Bank)                                           6,300,000          6,300,000

Orange County Health Facilities Authority, Revenues, VRDN, Health Facilities Loan Program
  (Florida Hospital Association) 4.10%, Series A ( Liquidity Facility: The Bank of New York,

  Bank of Nova Scotia, Banque Paribas and LOC; CDC Funding Corp.)                                   13,000,000  (a)    13,000,000

Sunshine Governmental Financing Commission, Revenue, CP

  3%, 5/30/2001 (LOC; Toronto-Dominion Bank)                                                        10,000,000         10,000,000

GEORGIA--6.6%

Albany Dougherty Payroll Development Authority, PCR

  Refunding, VRDN (Philip Morris Co. Inc.) 4.60%                                                    10,000,000  (a)    10,000,000

Burke County Development Authority, PCR, VRDN

  (Georgia Power Co. Plant Vogtle) 4.35%                                                            21,200,000  (a)    21,200,000

Dekalb County Hospital Authority, HR, VRDN

 (Dekalb Medical Center Inc. Project)

  4.55% (LOC; Wachovia Bank and Trust Co.)                                                          12,500,000  (a)    12,500,000

Fulton County Housing Authority, MFHR, Refunding, VRDN

  (Spring Creek Crossing) 4.05% (LOC; Wachovia Bank of Georgia)                                     15,400,000  (a)    15,400,000

Fulton County Residential Care Facilities Elderly Authority, Revenues

 Refunding, VRDN (Lenbrook Square Foundation)

  4.25% (LOC; Dresdner Bank)                                                                         5,600,000  (a)     5,600,000

Gainesville and Hall County Development Authority, Revenue

  VRDN (Senior Living Facility-Lanier) 4.50% (LOC; Regions Bank)                                    15,000,000  (a)    15,000,000

Gainesville Redevelopment Authority, Educational Facility Revenue

  VRDN (Riverside Military Project) 4.55% (LOC; SunTrust Bank)                                       6,000,000  (a)     6,000,000

Georgia Tollway Authority, Revenue

  (Georgia 400 Project) 6.80%, 7/1/2001                                                              3,000,000  (b)     3,107,658

Macon-Ribb County Hospital Authority, Revenues, VRDN

  (Central Georgia Health) 4.25% (LOC; SunTrust Bank)                                               19,700,000  (a)    19,700,000

Metropolitan Rapid Transit Authority, Sales Tax Revenue, VRDN

  4% (LOC: Bayerische Landesbank and Westdeutsche Landesbank)                                       14,000,000  (a)    14,000,000

IDAHO--.4%

State of Idaho, GO Notes, TAN 5.375%, 6/29/2001                                                      8,000,000          8,031,223

ILLINOIS--10.4%

Chicago Board of Education, GO Notes, VRDN

  4.60% (Insured; FSA and LOC; Credit Locale de France)                                             25,000,000  (a)    25,000,000

Chicago Park District, TAW 5.125%, 9/21/2001                                                        14,000,000         14,070,080

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Development Finance Authority, PCR, Refunding

  VRDN (Amerencips Project) 4.10%                                                                   32,100,000  (a)    32,100,000

Illinois Educational Facilities Authority, Revenue, CP

  (Art Institute of Chicago) 4.45%, 8/27/2001 (LOC; Harris Trust and Savings Bank)                  15,000,000         15,000,000

Illinois Health Facilities Authority, Revenues:

 (Evanston Northwestern Corp.):

    4.75%, 5/31/2001                                                                                15,000,000         15,000,000

    4.45%, Series C, 10/31/2001                                                                      5,000,000          5,000,000

    4.45%, Series D, 10/31/2001                                                                     10,000,000         10,000,000

  VRDN:

    (Franciscan Eldercare Service) 4.25% (LOC; LaSalle National Bank)                               10,000,000  (a)    10,000,000

    (Rehab Institute Chicago Project) 4.65% (LOC; Bank of America)                                  31,500,000  (a)    31,500,000

    (Resurrection Health) 4.05% (Insured; FSA and
      Liquidity Facility; LaSalle National Bank)                                                    20,550,000  (a)    20,550,000

Saint Clair County, Industrial Building Revenue, Refunding

  VRDN (Winchester Apartments Project) 4.50% (LOC; LaSalle National Bank)                           15,550,000  (a)    15,550,000

INDIANA--1.2%

Indiana Bond Bank, Interim Advance Funding Program Notes

  3.85%, 2/1/2001                                                                                   12,000,000         12,000,000

Indiana Health Facilities Financing Authority, Revenue

  (Baptist Homes of Indiana) 4.47% (LOC; LaSalle National Bank)                                     10,000,000  (a)    10,000,000

IOWA--1.6%

Iowa Higher Education Loan Authority, Private College

 Facilities, College and University Revenues, VRDN:

    (Grand View Project) 4.35% (LOC; First Bank of Milwaukee)                                        4,100,000  (a)     4,100,000

    (Loras College Project) 4.25% (LOC; LaSalle National Bank)                                       8,250,000  (a)     8,250,000

Louisa County, PCR, Refunding, VRDN (Midwest Power System Inc. Project) 4.10%                       17,900,000  (a)    17,900,000

KANSAS--1.4%

Kansas City, MFHR, Refunding, VRDN

  (Wood View Apartments Project) 4.53% (LOC; Federal Home Loan Bank)                                10,195,000  (a)    10,195,000

Merriam, Hospital Improvement Revenue

  (Shawnee Medical Center Inc. Project) 7.25%, 9/1/2001                                              3,565,000  (b)     3,721,067

Wyandotte County Unified Government Renewal Municipal

 GO Notes:

    4.04%, Series 3, 2/1/2002                                                                        7,717,000          7,717,000

    4.05%, Series 7, 2/1/2002                                                                        5,275,000          5,275,000

KENTUCKY--4.0%

Kentucky Interlocal School Transportation Association, COP, TRAN 5%, 6/29/2001                      10,000,000         10,023,286

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project)

  4.05% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                      64,800,000  (a)    64,800,000

LOUISIANA--3.9%

Louisiana Local Government Environmental Facilities and

 Community Development Authority, VRDN:

    Health Care Revenue (St. James Place) 4.15% (LOC; Banque Paribas)                               14,000,000  (a)    14,000,000

    Revenue (Merlots) 4.15% (Insured; AMBAC and LOC; First Union National Bank)                      8,150,000  (a)     8,150,000

Louisiana Public Facilities Authority:

 Revenue:

    CP (Christus Health System) 4.20%, 3/12/2001

      (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                         5,700,000          5,700,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

LOUISIANA (CONTINUED)

Louisiana Public Facilities Authority (continued):

 VRDN:

    Equipment and Capital Facilities Revenue

      Pooled Loan Program:

        4.10% (LOC; Kredietbank)                                                                     9,000,000  (a)     9,000,000

        4.58% (LOC; Kredietbank)                                                                     1,200,000  (a)     1,200,000

    HR, Refunding

      Hospital Equipment Finance 4% (LOC; Bank One Corp.)                                           21,800,000  (a)    21,800,000

Plaquemines Port Harbor and Terminal District, Port

 Facilities Revenue (Chevron Pipe Line)

  4.30%, 9/4/2001                                                                                   13,000,000         12,988,835

MARYLAND--1.9%

Maryland Health and Higher Educational Facilities Authority

 Revenue, VRDN (Mercey Ridge)

  1.95% (LOC; Allied Irish Banks)                                                                   34,900,000  (a)    34,900,000

MASSACHUSETTS--2.9%

Acton, GO Notes, BAN 4.50%, 3/5/2001                                                                15,350,000         15,354,129

Massachusetts Water Resource Authority, Revenue, CP

  2.95%, 5/30/2001 (LOC; Morgan Guaranty Trust Co.)                                                  8,000,000          8,000,000

Millbury, GO Notes, BAN 4.50%, 4/19/2001                                                            13,347,400         13,351,708

Pioneer Valley Transportation Authority, GO Notes

  RAN 4.875%, 8/3/2001                                                                               6,000,000          6,009,351

City of Springfield, GO Notes, BAN

  3.50%, 8/30/2001 (LOC; Fleet Bank)                                                                11,800,000         11,845,574

MICHIGAN--4.4%

Detroit Downtown Development Authority, Revenue, Refunding

  VRDN (Millender Center Project) 4.80% (LOC; HSBC Bank)                                             8,000,000  (a)     8,000,000

State of Michigan, Revenue, COP (New Center Development Inc.)

  4.75%, 3/1/2001 (LOC; Canadian Imperial Bank of Commerce)                                         10,000,000         10,003,681

 Michigan Building Authority, Revenue 6.375%, 10/1/2001                                              3,785,000  (b)     3,938,254

Michigan Hospital Finance Authority, VRDN:

 Revenues, Hospital Equipment Loan Program

    4.58% (LOC; Michigan National Bank)                                                             12,500,000  (a)    12,500,000

  Refunding:

    HR (Mt. Clemens Hospital) 4% (LOC; Comerica Bank)                                               10,000,000  (a)    10,000,000

    Revenues (Trinity Health) 4.55%                                                                 38,000,000  (a)    38,000,000

MINNESOTA--2.1%

Mankato, Recreational Revenue (Mankato Area Family YMCA Project)

  VRDN 4.40% (LOC; U.S. Bank)                                                                        2,530,000  (a)     2,530,000

Minneapolis, VRDN:

 MFHR, Refunding:

    (Rental-Hennepin) 4.50% (LOC; St. Paul Companies Inc.)                                          18,200,000  (a)    18,200,000

    (Rental-Wilson Project) 4.50% (LOC; St. Paul Companies Inc.)                                    11,140,000  (a)    11,140,000

  Revenue, VRDN (People Serving People Project) 4.35% (LOC; U.S. Bank)                               2,000,000  (a)     2,000,000

Minnesota School Districts, Tax and Aid Anticipation Borrowing

  Program Certificates, COP 4%, 2/12/2002                                                            5,000,000          5,032,900

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MISSOURI--2.4%

Kansas City Industrial Development Authority, VRDN:

  College and University Revenue (Ewing Marion Kauffman) 4.25%                                       5,000,000  (a)     5,000,000

  MFHR, Refunding (Coach House South Apartments) 4.53% (LOC; Bank of America)                       20,000,000  (a)    20,000,000

Missouri Health and Educational Facilities Authority, Educational

  Facilities Revenue, VRDN (Drury College) 4.35% (LOC; Firstar of Milwaukee)                        18,910,000  (a)    18,910,000

NEBRASKA--1.5%

Nebhelp Inc., Multiple Mode Student Loan Revenue, VRDN

  4% (BPA; Student Loan Marketing Association and Insured; MBIA)                                    27,340,000  (a)    27,340,000

NEVADA--.6%

Las Vegas Valley Water District, CP 2.75%, 2/28/2001

  (LOC: Union Bank of Switzerland and Westdeutsche Landesbank)                                      11,000,000         11,000,000

NEW MEXICO--.8%

State of New Mexico, TRAN 5%, 6/29/2001                                                             15,000,000         15,051,309

NEW YORK--.7%

New York State Dormitory Authority, Revenues, VRDN

  (Miriam Osborn Memorial Home) 4% (LOC; Manufacturers and Traders Trust Company)                   13,515,000  (a)    13,515,000

NORTH CAROLINA--1.8%

North Carolina Medical Care Commission, Health Care

  Facilities Revenue, VRDN (Grace Hospital Inc.) 4.55% (LOC; Wachovia Bank and Trust Co.)           20,700,000  (a)    20,700,000

Pitt County, Revenues (Pitt County Memorial Hospital) 6.90%, 12/1/2001                              12,000,000  (b)    12,585,000

OHIO--1.4%

Hamilton County, Hospital Facilities Revenue, VRDN

  (Children's Hospital Medical Center) 4.57% (LOC; PNC Bank)                                         9,250,000  (a)     9,250,000

Lorain County, HR, Refunding, CP (Catholic Health Care)

  3.20%, 4/5/2001 (LOC; Bank One Corp.)                                                              5,800,000          5,800,000

Ohio Higher Educational Facilities Revenue, CP

  (Case Western Reserve University) 4.10%, 3/1/2001 (Liquidity Facility; Bank One Corp.)            10,000,000         10,000,000

Ohio State Highway Capital Improvement, GO Notes 4%, 5/1/2001                                        1,750,000          1,748,294

PENNSYLVANIA--9.1%

Allegheny County Industrial Development Authority, PCR Refunding, VRDN
(Duquesne)

  4.40% (Insured; AMBAC and Liquidity Facility; The Bank of New York)                                6,300,000  (a)     6,300,000

Emmaus, General Authority Revenue, VRDN:

  4%, Series A-8 (LOC; Kredietbank)                                                                  5,000,000  (a)     5,000,000

  4%, Series E (LOC; Goldman Sachs and Co.)                                                         10,000,000  (a)    10,000,000

  4%, Series H (LOC; Goldman Sachs and Co.)                                                         15,000,000  (a)    15,000,000

  4%, Sub-Series C-19 (LOC; Kredietbank)                                                            15,000,000  (a)    15,000,000

  4%, Sub-Series D-19 (LOC; Bayerische Hypo Vereinsbank)                                            10,000,000  (a)    10,000,000

  4%, Sub-Series D-20 (LOC; Bayerische Landesbank)                                                   7,500,000  (a)     7,500,000

  4%, Sub-Series E-17 (LOC; Kredietbank)                                                             9,400,000  (a)     9,400,000

  4%, Sub-Series H-14 (LOC; Bayerische Hypo Vereinsbank)                                             7,000,000  (a)     7,000,000

  4.35% (Insured; FSA and Liquidity Facility; First Union National Bank)                            22,800,000  (a)    22,800,000

  Local Government:

    4%, Series B-6 (LOC; Goldman Sachs and Co.)                                                     10,000,000  (a)    10,000,000

    4%, Series B-20 (LOC; Kredietbank)                                                              11,400,000  (a)    11,400,000

    4%, Series D-21 (LOC; Kredietbank)                                                              10,000,000  (a)    10,000,000

    4%, Series E-16 (LOC; Kredietbank)                                                              15,000,000  (a)    15,000,000

    4%, Series F-5 (LOC; Goldman Sachs and Co.)                                                      6,800,000  (a)     6,800,000

    4%, Series G-12 (LOC; Bayerische Landesbank)                                                     5,000,000  (a)     5,000,000

  (Northhampton Area School District) 4% (LOC; Kredietbank)                                          2,500,000  (a)     2,500,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--1.0%

South Carolina Jobs Economic Development Authority, Health

 Facilities Revenue, VRDN (Presbyterian Home of South Carolina)

  4.55% (LOC; Wachovia Bank of South Carolina)                                                       8,650,000  (a)     8,650,000

Union South Carolina Hospital, Health Care Revenue, VRDN

  (Wallace Thompson) 4.55% (LOC; Wachovia Bank and Trust Co.)                                        9,610,000  (a)     9,610,000

TENNESSEE--10.6%

Metropolitan Government Nashville and Davidson County Health and

 Educational Facilities Board, College and University Revenue

  VRDN (Vanderbilt University) 4.50% (LOC; Bayerische Landesbank)                                   30,000,000  (a)    30,000,000

Montgomery County Public Building Authority:

 Pooled Financing Revenue, VRDN:

    Government Obligation (Montgomery County Loan)

      4.65% (LOC; Bank of America)                                                                  22,595,000  (a)    22,595,000

    (Tennessee County Loan) 4.65% (LOC; Bank of America)                                            45,000,000  (a)    45,000,000

Sevier County Public Building Authority, Local Government Public

 Improvement, VRDN:

    4.15%, Series IV-B-6 (Insured; FSA and Liquidity Facility; Morgan Guaranty Trust Co.)            5,700,000  (a)     5,700,000

    4.15%, Series IV-B-9 (Insured; FSA and Liquidity Facility; Morgan Guaranty Trust Co.)            6,000,000  (a)     6,000,000

    4.15%, Series IV-3 (Insured; FSA and Liquidity Facility; Morgan Guaranty Trust Co.)              5,000,000  (a)     5,000,000

    4.55%, II-B (Insured; AMBAC and Liquidity Facility; Kredietbank)                                 9,540,000  (a)     9,540,000

    4.55%, II-D-2 (Insured; AMBAC and Liquidity Facility; KBC Bank)                                 12,500,000  (a)    12,500,000

    4.55%, III-A-1 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen)                       20,000,000  (a)    20,000,000

Shelby County Health and Educational Housing Facilities Board

 HR, CP (Baptist Memorial Hospital):

    4.10%, 4/26/2001 (LOC; Bank of America)                                                         14,600,000         14,600,000

    4.40%, 5/11/2001 (LOC; Bank of America)                                                         25,500,000         25,500,000

TEXAS--9.2%

Dallas Area Rapid Transit, Sales Tax Revenue, CP
  4.80%, 2/8/2001                                                                                   13,950,000         13,950,000

Harris County Health Facilities Development Corporation

 HR, VRDN (Texas Children's Hospital)

 4.05% (Insured; MBIA and Liquidity Facility;

  Morgan Guaranty Trust Co.)                                                                        40,000,000  (a)    40,000,000

City of Houston, Water and Sewer Systems Revenue, VRDN

  (Merlots) 4.50% (Insured; MBIA and LOC; First Union National Bank)                                 4,000,000  (a)     4,000,000

Lower Colorado River Authority, Revenue, CP

  4.20%, 4/12/2001 (LOC; Morgan Guaranty Trust Co.)                                                 17,300,000         17,300,000

North Central Health Facilities Development Corporation, Revenue

 VRDN (Retirement Facility-Northwest Senior Housing)

  4.47% (LOC; LaSalle National Bank)                                                                12,500,000  (a)    12,500,000

San Antonio, Water Revenue, VRDN (Merlots)

  4.50% (Liquidity Facility; First Union National Bank)                                             10,000,000  (a)    10,000,000

Tarrant County Health Facilities Development Corporation

 Health Systems Revenue, Refunding

  (Health Resource System) 5%, 2/15/2001 (Insured; MBIA)                                             5,000,000          5,001,380

State of Texas, TRAN 5.25%, 8/31/2001                                                               22,000,000         22,118,276

Texas Public Finance Authority, Revenue, CP:

  4.20%, 3/13/2001                                                                                   9,000,000          9,000,000

  3%, 6/11/2001                                                                                     17,000,000         17,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Texas Municipal Power Agency, Revenue, CP

 3.40%, 5/24/2001 (LOC: Bank of America,

  Bank of Nova Scotia and Morgan Guaranty Trust Co.)                                                20,000,000         20,000,000

UTAH--1.7%

Intermountain Power Agency, Power Supply Revenue, CP:

  2.80%, 4/30/2001 (Liquidity Facility: Bank of America and Bank of Nova Scotia)                    17,700,000         17,700,000

  3.45%, 5/9/2001 (Liquidity Facility: Bank of America and Bank of Nova Scotia)                     10,000,000         10,000,000

State of Utah, GO Notes 5%, 7/1/2001                                                                 3,000,000          3,012,775

VIRGINIA--3.1%

Alexandria Industrial Development Authority, Revenue, VRDN (Institute Defense
Analyses)

  4.45% (Insured; AMBAC and Liquidity Facility; First Union National Bank)                          16,445,000  (a)    16,445,000

Fredericksburg Industrial Development Authority, Historical Facilities Revenue
  VRDN (George Washington Foundation)

  4.35% (LOC; First Union National Bank)                                                            10,000,000  (a)    10,000,000

Virginia Beach Development Authority, Residential Care Facility

 Mortgage Revenue, VRDN

 (Westminster-Canterbury of Hampton Roads, Inc.)

  4.35% (LOC; First Union National Bank)                                                            30,500,000  (a)    30,500,000

WEST VIRGINIA--.8%

West Virginia Hospital Finance Authority, Revenues, VRDN

 WVHA Pooled Finance Program

 4.56% (Liquidity Facility: Bank of Nova Scotia and Banque

  Paribas and LOC; Bank of America)                                                                 14,600,000  (a)    14,600,000

WISCONSIN--.6%

Byron, IDR, VRDN

 (Ocean Spray Inc. Project)

  4.55% (LOC; Wachovia Bank and Trust Co.)                                                           6,500,000  (a)     6,500,000

Slinger School District, BAN 3.51%, 11/27/2001                                                       4,250,000          4,255,583
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,870,322,644)                                                                 100.6%      1,870,347,529

LIABILITIES, LESS CASH AND RECEIVABLES                                                                    (.6%)       (10,491,977)

NET ASSETS                                                                                              100.0%      1,859,855,552

SEE FOOTNOTES ON PAGE 33.

SEE NOTES TO FINANCIAL STATEMENTS.


Summary of Abbreviations

AMBAC        American Municipal Bond Assurance Corporation

BAN          Bond Anticipation Notes

BPA          Bond Purchase Agreement

COP          Certificate of Participation

CP           Commercial Paper

EDR          Economic Development Revenue

EIR          Environment Improvement Revenue

FGIC         Financial Guaranty Insurance Company

FHLM         Federal Home Loan Mortgage

FNMA         Federal National Mortgage Association

FSA          Financial Security Assurance

GIC          Guaranteed Investment Contract

GO           General Obligation

HR           Hospital Revenue

IDR          Industrial Development Revenue

LOC          Letter of Credit

LOR          Limited Obligation Revenue

MBIA         Municipal Bond Investors Assurance
               Insurance Corporation

MFHR         Multi-Family Housing Revenue

MFMR         Multi-Family Mortgage Revenue

PCR          Pollution Control Revenue

RAN          Revenue Anticipation Notes

RRR          Resources Recovery Revenue

SFMR         Single Family Mortgage Revenue

SWDR         Solid Waste Disposal Revenue

TAN          Tax Anticipation Notes

TAW          Tax Anticipation Warrants

TRAN         Tax and Revenue Anticipation Notes

VRDN         Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                                                                                         VALUE (%)
                                                                                              ____________________________
                                                                                         DREYFUS         DREYFUS        DREYFUS
                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT
                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH
FITCH            OR           MOODY'S                 OR     STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT
_____                       ________                       __________________       ________________  ____________  ____________

F1+/F1                        VMIG1/MIG1, P1                 SP1+/SP1, A1+/A1             72.4            83.4           86.1

AAA/AA (c)                    Aaa/Aa (c)                     AAA/AA (c)                   16.2             8.2            6.0

NR (d)                        NR (d)                         NR (d)                       11.4             8.4            7.9

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT JANUARY 31, 2001, DREYFUS TAX EXEMPT CASH MANAGEMENT HAD $519,366,379
     (27.9% OF NET ASSETS) INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND
     INTEREST IS DEPENDENT UPON REVENUES GENERATED FROM HEALTH CARE PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2001

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))      10,522,230     11,946,890       5,209,675        727,408       2,956,330(a)   3,028,504

Interest receivable                             43,413        103,376          29,771          1,910           5,582         38,649

                                            10,565,643     12,050,266       5,239,446        729,318       2,961,912      3,067,153
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation

  and affiliates                                 1,964          2,079             964            240             676            833

Cash overdraft due to Custodian                 46,311          5,641          10,386            145          11,621          9,687

Payable for investment

  securities purchased                          98,673        472,231         402,061         50,000              --             --

                                               146,948        479,951         413,411         50,385          12,297         10,520
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              10,418,695     11,570,315       4,826,035        678,933       2,949,615      3,056,633
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                             10,419,200     11,571,107       4,826,173        679,011       2,950,345      3,057,693

Accumulated net realized gain (loss)

  on investments                                  (505)          (792)           (138)           (78)           (730)        (1,060)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              10,418,695     11,570,315       4,826,035        678,933       2,949,615      3,056,633
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                             9,125,040     10,352,256       4,064,037        288,009       2,137,665      1,935,718

  Shares Outstanding                         9,125,515     10,353,045       4,064,191        288,047       2,138,314      1,936,578

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                               966,526        749,415         642,537         65,060         670,925        501,842

  Shares Outstanding                           966,556        749,437         642,536         65,067         671,003        501,988

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                               125,596         38,663          70,191          5,897          21,811          9,818

  Shares Outstanding                           125,597         38,656          70,182          5,898          21,811          9,824

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                               201,533        429,981          49,270        319,967         119,214        609,255

  Shares Outstanding                           201,532        429,969          49,264        319,999         119,217        609,303

  NET ASSET VALUE PER SHARE ($)                   1.00           1.00            1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)              10,522,230     11,946,890       5,209,675        727,408       2,956,330       3,028,504

(A)  AMOUNT INCLUDES REPURCHASE AGREEMENTS OF $1,345,046,000 FOR DREYFUS TREASURY CASH MANAGEMENT. SEE NOTE 1(B).

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))                                                  191,560             355,161       1,870,348

Interest receivable                                                                       1,312               2,158           9,719

                                                                                        192,872             357,319       1,880,067
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                                53                  59             425

Cash overdraft due to Custodian                                                             275              14,422           2,030

Payable for investment securities purchased                                                  --                  --          17,756

                                                                                            328              14,481          20,211
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          192,544             342,838       1,859,856
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         192,698             342,842       1,860,497

Accumulated net realized gain (loss)

  on investments                                                                           (160)                 (4)           (666)

Accumulated gross unrealized appreciation

  on investments                                                                              6                   --             25
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          192,544             342,838       1,859,856
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITITUTIONAL SHARES

  Net Assets ($)                                                                        133,263             329,694       1,537,815

  Shares Outstanding                                                                    133,418             329,696       1,538,413

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                         45,069              12,171          154,162

  Shares Outstanding                                                                     45,070              12,173          154,198

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                            208                 207              97

  Shares Outstanding                                                                        208                 207              97

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                         14,004                 766         167,782

  Shares Outstanding                                                                     14,002                 766         167,789

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)                                                          191,554             355,161       1,870,323

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2001

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                552,061        603,785         267,353         36,164         173,836        159,228

EXPENSES:

Management fee--Note 2(a)                       17,083         18,446           8,485          1,152           5,651          5,340

Distribution fees--Note 2(b):

  Investor Shares                                2,115          1,578           1,708            137           1,469          1,188

  Administrative Shares                            138            156              39             1               21             13

  Participant Shares                             1,367          1,206             212         1,070              132            817

TOTAL EXPENSES                                  20,703         21,386          10,444         2,360            7,273          7,358

INVESTMENT INCOME--NET                         531,358        582,399         256,909        33,804          166,563        151,870
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON

  INVESTMENTS--NOTE 1(B) ($)                        15            750             554           (39)            (47)          (219)

NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS                    531,373        583,149         257,463         33,765         166,516        151,651

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                                           8,962              13,380          65,735

EXPENSES:

Management fee--Note 2(a)                                                                   432                 668          3,238

Distribution fees--Note 2(b):

  Investor Shares                                                                           121                  27             495

  Administrative Shares                                                                      -- (a)              -- (a)           1

  Participant Shares                                                                         33                   4             647

TOTAL EXPENSES                                                                              586                 699           4,381

INVESTMENT INCOME--NET                                                                    8,376              12,681          61,354
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON

 INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                                      18                  --              65

Net unrealized appreciation (depreciation)

  on investments                                                                              6                  --              25

NET REALIZED AND UNREALIZED GAIN (LOSS)

  ON INVESTMENTS                                                                             24                  --              90

NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS                                                               8,400              12,681          61,444

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                               DREYFUS CASH MANAGEMENT                     DREYFUS CASH MANAGEMENT
                                                                                                                 PLUS, INC.
                                                                YEAR ENDED JANUARY 31,                       YEAR ENDED JANUARY 31,

                                                                 2001            2000                      2001                2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       531,358          347,175                   582,399             420,048

Net realized gain (loss) on investments                           15              (62)                      750                (555)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                                 531,373          347,113                   583,149             419,493
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME-NET:

   Institutional Shares                                     (451,577)        (310,957)                 (516,137)           (373,665)

   Investor Shares                                           (51,160)         (26,744)                  (38,200)            (34,049)

   Administrative Shares                                      (8,485)          (5,164)                   (9,975)             (1,959)

   Participant Shares                                        (20,136)          (4,310)                  (18,087)            (10,375)

TOTAL DIVIDENDS                                             (531,358)        (347,175)                 (582,399)           (420,048)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   82,455,912       63,872,030               119,652,542         117,625,537

   Investor Shares                                         5,327,180        4,281,011                 3,814,805           4,327,089

   Administrative Shares                                   1,185,330        2,087,828                   749,495             512,719

   Participant Shares                                      1,801,353        1,026,257                 2,044,207             689,355

Dividends reinvested:

   Institutional Shares                                      129,897           91,288                   247,367             186,748

   Investor Shares                                            15,255            7,616                    32,429              29,702

   Administrative Shares                                       2,858            2,871                     8,868               1,382

   Participant Shares                                          7,325            1,527                    17,353              10,341

Cost of shares redeemed:

   Institutional Shares                                  (82,475,817)     (61,221,625)             (116,072,086)       (118,736,080)

   Investor Shares                                        (5,053,743)      (4,073,200)               (3,795,228)         (4,349,645)

   Administrative Shares                                  (1,235,703)      (2,112,495)                 (749,806)           (514,675)

   Participant Shares                                     (1,823,477)        (876,698)               (1,818,000)           (580,346)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS            336,370        3,086,410                 4,131,946           (797,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS                      336,385        3,086,348                 4,132,696           (798,428)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                       10,082,310        6,995,962                 7,437,619           8,236,047

END OF PERIOD                                             10,418,695       10,082,310                11,570,315           7,437,619

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                DREYFUS GOVERNMENT                            DREYFUS GOVERNMENT
                                                                 CASH MANAGEMENT                            PRIME CASH MANAGEMENT
                                                               YEAR ENDED JANUARY 31,                       YEAR ENDED JANUARY 31,
                                                                2001              2000                      2001               2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                       256,909           227,038                    33,804             24,776

Net realized gain (loss) on investments                          554                 5                       (39)               (42)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                                 257,463           227,043                    33,765             24,734
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET:

   Institutional Shares                                     (211,312)         (188,744)                  (15,156)           (14,820)

   Investor Shares                                           (40,171)          (29,711)                   (3,219)            (1,398)

   Administrative Shares                                      (2,381)           (3,303)                      (89)               (57)

   Participant Shares                                         (3,045)           (5,280)                  (15,340)            (8,501)

TOTAL DIVIDENDS                                             (256,909)         (227,038)                  (33,804)           (24,776)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   32,206,685        43,384,424                 1,341,983          1,161,245

   Investor Shares                                         6,009,329         6,342,818                   124,286             73,366

   Administrative Shares                                     686,232           805,109                     7,724                335

   Participant Shares                                        757,352         1,215,958                   863,442            450,820

Dividends reinvested:

   Institutional Shares                                       96,291           103,745                    13,593             14,447

   Investor Shares                                            21,423            16,212                     3,151              1,393

   Administrative Shares                                       1,652             1,013                        75                 57

   Participant Shares                                          2,682             1,284                    15,213              8,483

Cost of shares redeemed:

   Institutional Shares                                  (31,812,665)      (43,933,962)               (1,465,038)          (972,541)

   Investor Shares                                        (5,892,034)       (6,666,263)                 (101,695)           (50,082)

   Administrative Shares                                    (636,717)         (838,799)                   (2,577)            (1,609)

   Participant Shares                                       (753,934)       (1,444,205)                 (754,573)          (426,177)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS            686,296        (1,012,666)                   45,584            259,737

TOTAL INCREASE (DECREASE) IN NET ASSETS                      686,850        (1,012,661)                   45,545            259,695
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                        4,139,185         5,151,846                   633,388            373,693

END OF PERIOD                                              4,826,035         4,139,185                   678,933            633,388

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)


                                                DREYFUS TREASURY CASH MANAGEMENT              DREYFUS TREASURY PRIME CASH MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED JANUARY 31,                        YEAR ENDED JANUARY 31,
                                                         2001                   2000                    2001                  2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                 166,563               157,775                 151,870               138,370

Net realized gain (loss) on investments                    (47)                  (25)                   (219)                 (370)

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                           166,516               157,750                 151,651               138,000
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET:

   Institutional Shares                               (129,821)             (127,430)               (113,858)             (112,834)

   Investor Shares                                     (33,704)              (25,767)                (26,337)              (17,966)

   Administrative Shares                                (1,229)                 (853)                   (719)               (1,188)

   Participant Shares                                   (1,809)               (3,725)                (10,956)               (6,382)

TOTAL DIVIDENDS                                       (166,563)             (157,775)               (151,870)             (138,370)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                             26,653,590            33,775,948              37,709,621            44,083,607

   Investor Shares                                   6,048,054             5,244,827               3,323,541             2,192,429

   Administrative Shares                                31,452                65,436                  17,254                31,909

   Participant Shares                                  354,638               372,764               1,288,456               583,479

Dividends reinvested:

   Institutional Shares                                 23,058                29,651                  34,859                42,023

   Investor Shares                                       6,827                 4,552                  12,028                 8,489

   Administrative Shares                                 1,208                   841                     711                 1,176

   Participant Shares                                      423                    32                   3,720                 2,457

Cost of shares redeemed:

   Institutional Shares                            (26,417,427)          (34,792,105)            (38,035,154)          (44,682,883)

   Investor Shares                                  (5,856,436)           (5,314,928)             (3,245,790)           (2,222,614)

   Administrative Shares                               (33,887)              (59,818)                (26,713)              (70,801)

   Participant Shares                                 (268,708)             (465,921)               (820,441)             (580,051)

INCREASE (DECREASE) IN NET ASSETS FROM

   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS      542,792           (1,138,721)                  262,092             (610,780)

TOTAL INCREASE (DECREASE) IN NET ASSETS                542,745           (1,138,746)                  261,873             (611,150)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  2,406,870            3,545,616                 2,794,760            3,405,910

END OF PERIOD                                        2,949,615            2,406,870                 3,056,633            2,794,760

SEE NOTES TO FINANCIAL STATEMENTS.



                                             DREYFUS MUNICIPAL CASH       DREYFUS NEW YORK MUNICIPAL          DREYFUS TAX EXEMPT
                                                 MANAGEMENT PLUS                CASH MANAGEMENT                 CASH MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

                                              YEAR ENDED JANUARY 31,        YEAR ENDED JANUARY 31,           YEAR ENDED JANUARY 31,
                                                2001           2000            2001           2000             2001           2000
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          8,376         6,825          12,681          8,037           61,354         44,625

Net realized gain (loss) on investments            18            11              --              2               65           (218)

Net unrealized appreciation (depreciation)

   on investments                                   6            --              --              --              25             --

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                    8,400         6,836          12,681          8,039           61,444         44,407
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET:

   Institutional Shares                        (6,287)       (4,799)        (12,259)        (7,776)         (48,564)       (36,319)

   Investor Shares                             (1,788)       (1,553)           (380)          (249)          (7,128)        (5,186)

   Administrative Shares                           (8)           --              (7)            --              (31)           (52)

   Participant Shares                            (293)         (473)            (35)           (12)          (5,631)        (3,068)

TOTAL DIVIDENDS                                (8,376)       (6,825)        (12,681)        (8,037)         (61,354)       (44,625)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK

  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                       755,327       767,399       1,805,150      1,947,884        8,736,800      8,786,813

   Investor Shares                            298,798       472,306           7,140          8,689        1,056,530        727,576

   Administrative Shares                          200            --             200            --               531          2,993

   Participant Shares                          41,229        55,262           3,652            923          372,406        314,999

Dividends reinvested:

   Institutional Shares                         5,515         4,152           3,540          2,096           17,664         11,373

   Investor Shares                              1,287           953             379            249            1,431            750

   Administrative Shares                            8            --               7             --               30             50

   Participant Shares                             292             2              35             12               --             --

Cost of shares redeemed:

   Institutional Shares                      (756,944)     (850,299)     (1,744,040)    (1,953,183)      (8,275,268)    (9,025,351)

   Investor Shares                           (303,559)     (474,888)         (6,123)        (6,780)      (1,126,907)      (666,079)

   Administrative Shares                           -- (a)        --              -- (a)         --           (2,064)        (2,692)

   Participant Shares                         (27,519)      (70,706)         (3,357)        (1,118)        (335,253)      (257,555)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST/
   CAPITAL STOCK TRANSACTIONS                  14,634       (95,819)         66,583         (1,228)         445,900       (107,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS        14,658       (95,808)         66,583         (1,226)         445,990       (107,341)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           177,886       273,694         276,255        277,481        1,413,866      1,521,207

END OF PERIOD                                 192,544       177,886         342,838        276,255        1,859,856      1,413,866

(A)  AMOUNT REPRESENTS LESS THAN $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds




FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from each fund's financial statements.


                                                    PER SHARE DATA ($)                  RATIOS/SUPPLEMENTAL DATA (%
                                      --------------------------------------------    -------------------------------
                                                                                                      RATIO OF NET
                                       NET ASSET            DIVIDENDS  NET ASSET            RATIO OF   INVESTMENT   NET ASSETS
                                          VALUE      NET     FROM NET    VALUE               EXPENSES   INCOME TO     END OF
                                       BEGINNING  INVESTMENT INVESTMENT  END     TOTAL      TO AVERAGE   AVERAGE       PERIOD
                                       OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                    1.00      .063    (.063)        1.00      6.46        .20      6.24         9,125

  2000                                    1.00      .051    (.051)        1.00      5.19        .20      5.12         9,015

  1999                                    1.00      .053    (.053)        1.00      5.45        .20      5.32         6,273

  1998                                    1.00      .054    (.054)        1.00      5.58        .20      5.45         4,103

  1997                                    1.00      .053    (.053)        1.00      5.39        .20      5.27         2,758

INVESTOR SHARES

Year Ended January 31,

  2001                                    1.00      .060    (.060)        1.00      6.19        .45      5.99           967

  2000                                    1.00      .048    (.048)        1.00      4.93        .45      4.88           678

  1999                                    1.00      .051    (.051)        1.00      5.19        .45      5.07           462

  1998                                    1.00      .052    (.052)        1.00      5.31        .45      5.18           464

  1997                                    1.00      .050    (.050)        1.00      5.13        .45      5.02           581

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                    1.00      .062    (.062)        1.00      6.35        .30      6.14           126

  2000                                    1.00      .050    (.050)        1.00      5.08        .30      5.02           173

  1999                                    1.00      .052    (.052)        1.00      5.34        .30      5.22           195

  1998                                    1.00      .053    (.053)        1.00      5.48        .30      5.37             2

  1997(a)                                 1.00      .010    (.010)        1.00   5.22(b)     .30(b)   3.74(b)         -- (c)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                    1.00      .059    (.059)        1.00      6.04        .60      5.84           202

  2000                                    1.00      .047    (.047)        1.00      4.77        .60      4.72           216

  1999                                    1.00      .049    (.049)        1.00      5.03        .60      4.92            65

  1998                                    1.00      .050    (.050)        1.00      5.16        .60      5.21            99

  1997(a)                                 1.00      .010    (.010)        1.00   4.92(b)     .60(b)   3.84(b)         -- (c)

(A)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(B)  ANNUALIZED.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                        PER SHARE DATA ($)                   RATIOS/SUPPLEMENTAL DATA (%
                                         --------------------------------------------       ------------------------------
                                                                                                        RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT   NET ASSETS
                                             VALUE      NET     FROM NET    VALUE             EXPENSES   INCOME TO      END OF
                                          BEGINNING  INVESTMENT INVESTMENT  END    TOTAL  TO   AVERAGE    AVERAGE        PERIOD
                                          OF PERIOD    INCOME    INCOME  OF PERIOD RETURN (%)  NET ASSETS NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .063    (.063)        1.00      6.49        .20      6.33        10,352

  2000                                     1.00      .051    (.051)        1.00      5.22        .20      5.08         6,524

  1999                                     1.00      .054    (.054)        1.00      5.50        .20      5.36         7,448

  1998                                     1.00      .055    (.055)        1.00      5.64        .20      5.50         5,793

  1997 (a)                                 1.00      .018    (.018)        1.00   5.34(b)     .20(b)   5.32(b)         5,516

Year Ended September 30, 1996              1.00      .055    (.055)        1.00      5.59        .20      5.46         4,766

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .061    (.061)        1.00      6.23        .45      6.08           749

  2000                                     1.00      .048    (.048)        1.00      4.95        .45      4.84           697

  1999                                     1.00      .051    (.051)        1.00      5.24        .45      5.12           690

  1998                                     1.00      .053    (.053)        1.00      5.38        .45      5.25           750

  1997 (a)                                 1.00      .017    (.017)        1.00   5.10(b)     .45(b)   5.07(b)           782

Year Ended September 30, 1996              1.00      .052    (.052)        1.00      5.33        .45      5.19           629

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .062    (.062)        1.00      6.39        .30      6.23            39

  2000                                     1.00      .050    (.050)        1.00      5.12        .30      4.99            30

  1999                                     1.00      .053    (.053)        1.00      5.39        .30      5.26            31

  1998                                     1.00      .054    (.054)        1.00      5.54        .30      5.40            26

  1997 (c)                                 1.00      .010    (.010)        1.00   5.22(b)     .30(b)   4.99(b)         -- (d)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .059    (.059)        1.00      6.07        .60      5.93           430

  2000                                     1.00      .047    (.047)        1.00      4.80        .60      4.70           186

  1999                                     1.00      .050    (.050)        1.00      5.07        .60      4.96            67

  1998                                     1.00      .051    (.051)        1.00      5.22        .60      5.10            15

  1997( c)                                 1.00      .010    (.010)        1.00   4.92(b)     .60(b)   4.78(b)         -- (d)

(A)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(B)  ANNUALIZED.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.

(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     PER SHARE DATA ($)                   RATIOS/SUPPLEMENTAL DATA (%
                                         ---------------------------------------------    -------------------------------
                                                                                                         RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET            RATIO OF   INVESTMENT   NET ASSETS
                                             VALUE      NET     FROM NET    VALUE              EXPENSES    INCOME TO      END OF
                                           BEGINNING  INVESTMENT INVESTMENT  END     TOTAL    TO AVERAGE     AVERAGE      PERIOD
                                          OF PERIOD    INCOME     INCOME  OF PERIOD RETURN (%) NET ASSETS   NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------


DREYFUS GOVERNMENT CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .061    (.061)        1.00      6.28        .20      6.08         4,064

  2000                                     1.00      .049    (.049)        1.00      5.00        .20      4.88         3,573

  1999                                     1.00      .052    (.052)        1.00      5.35        .20      5.22         4,019

  1998                                     1.00      .054    (.054)        1.00      5.55        .20      5.41         4,137

  1997                                     1.00      .053    (.053)        1.00      5.38        .20      5.25         4,565

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .059    (.059)        1.00      6.01        .45      5.83           643

  2000                                     1.00      .046    (.046)        1.00      4.74        .45      4.62           504

  1999                                     1.00      .050    (.050)        1.00      5.08        .45      4.96           811

  1998                                     1.00      .052    (.052)        1.00      5.28        .45      5.16           779

  1997                                     1.00      .050    (.050)        1.00      5.12        .45      5.01           547

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .060    (.060)        1.00      6.17        .30      5.98            70

  2000                                     1.00      .048    (.048)        1.00      4.89        .30      4.78            19

  1999                                     1.00      .051    (.051)        1.00      5.24        .30      5.12            52

  1998                                     1.00      .053    (.053)        1.00      5.44        .30      5.31           236

  1997(a)                                  1.00      .010    (.010)        1.00   5.17(b)     .30(b)   5.15(b)            37

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .057    (.057)        1.00      5.85        .60      5.68            49

  2000                                     1.00      .045    (.045)        1.00      4.58        .60      4.48            43

  1999                                     1.00      .048    (.048)        1.00      4.93        .60      4.81           270

  1998                                     1.00      .050    (.050)        1.00      5.13        .60      5.01            31

  1997(a)                                  1.00      .001    (.001)        1.00   4.87(b)     .60(b)   4.85(b)          --(c)

(A)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(B)  ANNUALIZED.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                         PER SHARE DATA ($)                RATIOS/SUPPLEMENTAL DATA (%
                                         ----------------------------------------------    ------------------------------
                                                                                                           RATIO OF NET

                                          NET ASSET            DIVIDENDS  NET ASSET             RATIO OF    INVESTMENT   NET ASSETS
                                             VALUE      NET     FROM NET    VALUE               EXPENSES     INCOME TO    END OF
                                           BEGINNING  INVESTMENT INVESTMENT  END    TOTAL      TO AVERAGE     AVERAGE     PERIOD
                                           OF PERIOD    INCOME    INCOME  OF PERIOD RETURN (%) NET ASSETS   NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .061    (.061)        1.00      6.27        .20      5.99           288

  2000                                     1.00      .049    (.049)        1.00      5.04        .20      4.98           397

  1999(a)                                  1.00      .048    (.048)        1.00   5.33(b)     .20(b)   5.20(b)           194

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .058    (.058)        1.00      6.00        .45      5.74            65

  2000                                     1.00      .047    (.047)        1.00      4.78        .45      4.73            39

  1999(a)                                  1.00      .046    (.046)        1.00   5.06(b)     .45(b)   4.95(b)            15

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .060    (.060)        1.00      6.16        .30      5.89             6

  2000                                     1.00      .048    (.048)        1.00      4.95        .30      4.88             1

  1999(a)                                  1.00      .047    (.047)        1.00   5.22(b)     .30(b)   5.10(b)             2

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .057    (.057)        1.00      5.84        .60      5.59           320

  2000                                     1.00      .045    (.045)        1.00      4.63        .60      4.58           196

  1999(a)                                  1.00      .045    (.045)        1.00   4.90(b)     .60(b)   4.80(b)           163

(A)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

(B)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       PER SHARE DATA ($)                    RATIOS/SUPPLEMENTAL DATA (%
                                         ---------------------------------------------      ------------------------------
                                                                                                        RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                             VALUE      NET     FROM NET    VALUE              EXPENSES   INCOME TO      END OF
                                           BEGINNING  INVESTMENT INVESTMENT  END      TOTAL   TO AVERAGE    AVERAGE      PERIOD
                                           OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .060    (.060)        1.00      6.12        .20      5.93         2,138

  2000                                     1.00      .048    (.048)        1.00      4.88        .20      4.76         1,879

  1999                                     1.00      .051    (.051)        1.00      5.21        .20      5.09         2,865

  1998                                     1.00      .053    (.053)        1.00      5.42        .20      5.30         2,921

  1997 (a)                                 1.00      .026    (.026)        1.00   5.20(b)     .20(b)   5.14(b)         2,649

Year Ended July 31, 1996                   1.00      .054    (.054)        1.00      5.51        .20      5.35         2,420

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .057    (.057)        1.00      5.86        .45      5.68           671

  2000                                     1.00      .045    (.045)        1.00      4.62        .45      4.53           472

  1999                                     1.00      .048    (.048)        1.00      4.95        .45      4.84           538

  1998                                     1.00      .051    (.051)        1.00      5.17        .45      5.07           597

  1997(a)                                  1.00      .025    (.025)        1.00   4.96(b)     .45(b)   4.89(b)           330

Year Ended July 31, 1996                   1.00      .051    (.051)        1.00      5.25        .45      5.05           238

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .059    (.059)        1.00      6.02        .30      5.83            22

  2000                                     1.00      .047    (.047)        1.00      4.78        .30      4.66            23

  1999                                     1.00      .050    (.050)        1.00      5.10        .30      4.99             17

  1998                                     1.00      .052    (.052)        1.00      5.32        .30      5.20         -- (d)

  1997(c)                                  1.00      .010    (.010)        1.00   5.07(b)     .30(b)   4.25(b)         -- (d)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .056    (.056)        1.00      5.70        .60      5.53           119

  2000                                     1.00      .044    (.044)        1.00      4.46        .60      4.36            33

  1999                                     1.00      .047    (.047)        1.00      4.79        .60      4.68           126

  1998                                     1.00      .049    (.049)        1.00      5.00        .60      4.90            102

  1997(c)                                  1.00      .009    (.009)        1.00   4.77(b)     .60(b)   4.20(b)         -- (d)

(A)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(B)  ANNUALIZED.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.

(D)  AMOUNT IS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                       PER SHARE DATA ($)                    RATIOS/SUPPLEMENTAL DATA (%
                                         ---------------------------------------------      ------------------------------
                                                                                                        RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                             VALUE      NET     FROM NET    VALUE              EXPENSES   INCOME TO      END OF
                                           BEGINNING  INVESTMENT INVESTMENT  END      TOTAL   TO AVERAGE    AVERAGE      PERIOD
                                           OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .058    (.058)        1.00      5.94        .20      5.74         1,936

  2000                                     1.00      .046    (.046)        1.00      4.72        .20      4.61         2,227

  1999                                     1.00      .050    (.050)        1.00      5.07        .20      4.96         2,784

  1998                                     1.00      .052    (.052)        1.00      5.30        .20      5.17         2,907

  1997(a)                                  1.00      .047    (.047)        1.00   5.16(b)     .20(b)   5.05(b)         3,047

Year Ended February 29, 1996               1.00      .055    (.055)        1.00      5.65        .20      5.53         2,904

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .055    (.055)        1.00      5.68        .45      5.49           502

  2000                                     1.00      .044    (.044)        1.00      4.46        .45      4.36           412

  1999                                     1.00      .047    (.047)        1.00      4.81        .45      4.71           434

  1998                                     1.00      .049    (.049)        1.00      5.03        .45      4.91           304

  1997(a)                                  1.00      .044    (.044)        1.00   4.88(b)     .45(b)   4.80(b)           358

Year Ended February 29, 1996               1.00      .053    (.053)        1.00      5.39        .45      5.21           256

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .057    (.057)        1.00      5.84        .30      5.64            10

  2000                                     1.00      .045    (.045)        1.00      4.62        .30      4.51            19

  1999                                     1.00      .049    (.049)        1.00      4.97        .30      4.86            56

  1998                                     1.00      .051    (.051)        1.00      5.19        .30      5.10             7

  1997(c)                                  1.00      .010    (.010)        1.00   4.97(b)     .30(b)   4.91(b)         -- (d)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .054    (.054)        1.00      5.52        .60      5.34           609

  2000                                     1.00      .042    (.042)        1.00      4.31        .60      4.23           138

  1999                                     1.00      .046    (.046)        1.00      4.65        .60      4.56           132

  1998                                     1.00      .048    (.048)        1.00      4.88        .60      4.79           110

  1997(c)                                  1.00      .009    (.009)        1.00   4.66(b)     .60(b)   4.70(b)         -- (d)

(A)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(B)  ANNUALIZED.

(C)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(D)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                       PER SHARE DATA ($)                    RATIOS/SUPPLEMENTAL DATA (%
                                         ---------------------------------------------      ------------------------------
                                                                                                        RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                             VALUE      NET     FROM NET    VALUE              EXPENSES   INCOME TO      END OF
                                           BEGINNING  INVESTMENT INVESTMENT  END      TOTAL   TO AVERAGE    AVERAGE      PERIOD
                                           OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .039    (.039)        1.00      4.01        .20      3.94           133

  2000                                     1.00      .031    (.031)        1.00      3.18        .20      3.12           129

  1999                                     1.00      .033    (.033)        1.00      3.37        .20      3.31           208

  1998                                     1.00      .035    (.035)        1.00      3.59        .20      3.53           134

  1997(a)                                  1.00      .003    (.003)        1.00   3.41(b)     .20(b)   3.38(b)           159

Year Ended December 31, 1996               1.00      .034    (.034)        1.00      3.43        .20      3.38           156

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .037    (.037)        1.00      3.75        .45      3.69            45

  2000                                     1.00      .029    (.029)        1.00      2.93        .45      2.86            49

  1999                                     1.00      .031    (.031)        1.00      3.12        .45      3.07            50

  1998                                     1.00      .033    (.033)        1.00      3.34        .45      3.26            47

  1997(a)                                  1.00      .003    (.003)        1.00   3.18(b)     .45(b)   3.13(b)            67

Year Ended December 31, 1996               1.00      .031    (.031)        1.00      3.18        .45      3.14            46

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .038    (.038)        1.00      3.91        .30      3.84         -- (c)

  2000                                     1.00      .030    (.030)        1.00      3.08        .30      3.02         -- (c)

  1999                                     1.00      .032    (.032)        1.00      3.27        .30      3.54         -- (c)

  1998                                     1.00      .034    (.034)        1.00      3.49        .30      3.53         -- (c)

  1997(a)                                  1.00      .003    (.003)        1.00   3.30(b)     .30(b)   3.64(b)         -- (c)

Year Ended December 31, 1996(d)            1.00      .004    (.004)        1.00   3.38(b)     .30(b)   3.73(b)         -- (c)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .035    (.035)        1.00      3.60        .60      3.54            14

  2000                                     1.00      .027    (.027)        1.00      2.77        .60      2.72         -- (c)

  1999                                     1.00      .029    (.029)        1.00      2.97        .60      2.91            15

  1998                                     1.00      .031    (.031)        1.00      3.18        .60      3.17             7

  1997 (a)                                 1.00      .003    (.003)        1.00   2.94(b)     .60(b)   3.17(b)        -- (c)

Year Ended December 31, 1996(d)            1.00      .004    (.004)        1.00   3.12(b)     .60(b)   3.55(b)        -- (c)

(A)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(B)  ANNUALIZED.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                       PER SHARE DATA ($)                    RATIOS/SUPPLEMENTAL DATA (%
                                          --------------------------------------------      ------------------------------
                                                                                                        RATIO OF NET
                                          NET ASSET            DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                             VALUE      NET     FROM NET    VALUE              EXPENSES   INCOME TO      END OF
                                           BEGINNING  INVESTMENT INVESTMENT  END      TOTAL   TO AVERAGE    AVERAGE      PERIOD
                                           OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                     1.00      .038    (.038)        1.00      3.87        .20      3.80           330

  2000                                     1.00      .030    (.030)        1.00      3.03        .20      2.98           265

  1999                                     1.00      .031    (.031)        1.00      3.19        .20      3.12           268

  1998                                     1.00      .034    (.034)        1.00      3.46        .20      3.40           196

  1997(a)                                  1.00      .017    (.017)        1.00   3.29(b)     .20(b)   3.28(b)           133

Year Ended July 31, 1996                   1.00      .034    (.034)        1.00      3.44        .20      3.33           132

INVESTOR SHARES

Year Ended January 31,

  2001                                     1.00      .036    (.036)        1.00      3.61        .45      3.55            12

  2000                                     1.00      .027    (.027)        1.00      2.77        .45      2.73            11

  1999                                     1.00      .029    (.029)        1.00      2.93        .45      2.92             9

  1998                                     1.00      .032    (.032)        1.00      3.20        .45      3.17            13

  1997(a)                                  1.00      .015    (.015)        1.00   3.04(b)     .45(b)   3.03(b)             8

Year Ended July 31, 1996                   1.00      .031    (.031)        1.00      3.18        .45      3.09            14

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                     1.00      .037    (.037)        1.00      3.77        .30      3.70         -- (c)

  2000                                     1.00      .029    (.029)        1.00      2.93        .30      2.88         -- (c)

  1999                                     1.00      .030    (.030)        1.00      3.09        .30      3.02         -- (c)

  1998                                     1.00      .033    (.033)        1.00      3.35        .30      3.30         -- (c)

  1997(d)                                  1.00      .006    (.006)        1.00   3.24(b)     .30(b)   3.24(b)         -- (c)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                     1.00      .034    (.034)        1.00      3.46        .60      3.40             1

  2000                                     1.00      .026    (.026)        1.00      2.62        .60      2.58         -- (c)

  1999                                     1.00      .027    (.027)        1.00      2.78        .60      2.72             1

  1998                                     1.00      .030    (.030)        1.00      3.05        .60      3.01             1

  1997(d)                                  1.00      .006    (.006)        1.00   2.94(b)     .60(b)   2.88(b)         -- (c)

(A)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(B)  ANNUALIZED.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

(D)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31,
     1997.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                      PER SHARE DATA ($)                    RATIOS/SUPPLEMENTAL DATA (%
                                        ---------------------------------------------      ------------------------------
                                                                                                       RATIO OF NET
                                         NET ASSET            DIVIDENDS  NET ASSET           RATIO OF   INVESTMENT     NET ASSETS
                                            VALUE      NET     FROM NET    VALUE              EXPENSES   INCOME TO      END OF
                                          BEGINNING  INVESTMENT INVESTMENT  END      TOTAL   TO AVERAGE    AVERAGE      PERIOD
                                          OF PERIOD   INCOME     INCOME   OF PERIOD  RETURN (%) NET ASSETS NET ASSETS ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

INSTITUTIONAL SHARES

Year Ended January 31,

  2001                                    1.00      .039    (.039)        1.00      3.95        .20      3.85         1,538

  2000                                    1.00      .031    (.031)        1.00      3.11        .20      3.05         1,059

  1999                                    1.00      .032    (.032)        1.00      3.26        .20      3.20         1,286

  1998                                    1.00      .034    (.034)        1.00      3.50        .20      3.44         1,319

  1997                                    1.00      .033    (.033)        1.00      3.31        .20      3.25         1,646

INVESTOR SHARES

Year Ended January 31,

  2001                                    1.00      .036    (.036)        1.00      3.69        .45      3.60           154

  2000                                    1.00      .028    (.028)        1.00      2.86        .45      2.80           223

  1999                                    1.00      .030    (.030)        1.00      3.00        .45      2.96           161

  1998                                    1.00      .032    (.032)        1.00      3.24        .45      3.22           149

  1997                                    1.00      .030    (.030)        1.00      3.05        .45      2.98            44

ADMINISTRATIVE SHARES

Year Ended January 31,

  2001                                    1.00      .038    (.038)        1.00      3.85        .30      3.75         -- (c)

  2000                                    1.00      .030    (.030)        1.00      3.00        .30      2.95             2

  1999                                    1.00      .031    (.031)        1.00      3.15        .30      2.95             1

  1998                                    1.00      .033    (.033)        1.00      3.39        .30      3.35             1

  1997(a)                                 1.00      .006    (.006)        1.00   3.24(b)     .30(b)   3.54(b)         -- (c)

PARTICIPANT SHARES

Year Ended January 31,

  2001                                    1.00      .035    (.035)        1.00      3.54        .60      3.45           168

  2000                                    1.00      .027    (.027)        1.00      2.70        .60      2.65           131

  1999                                    1.00      .028    (.028)        1.00      2.85        .60      2.81            73

  1998                                    1.00      .030    (.030)        1.00      3.09        .60      3.08            72

  1997(a)                                 1.00      .006    (.006)        1.00   2.94(b)     .60(b)   3.29(b)         -- (c)

(A)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(B)  ANNUALIZED.

(C)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the funds' shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. Each fund offers the following classes of shares: Institutional Shares, Investor Shares, Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the funds' Board members to represent the fair value of each fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended January 31, 2001 based on available cash balances left on deposit:

Dreyfus Government

  Cash Management                                                      $39,818

Dreyfus Municipal Cash

  Management Plus                                                       14,602

Dreyfus New York Municipal

  Cash Management                                                       34,164

Dreyfus Tax Exempt Cash Management                                      64,293

Income earned under this arrangement is included in interest income.

                                                                 The Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller' s agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The following summarizes each fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2001. These amounts are calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States:


                                                       EXPIRING IN FISCAL:                      ($ X 1,000)

                                                       2002       2003     2004    2005     2006     2007     2008     2009    TOTAL

Dreyfus Cash Management                                 --        144       --      122      179       --      60       --     505

Dreyfus Cash Management Plus, Inc.                      --         --       --       --      220       --     572       --     792

Dreyfus Government Cash Management                      --         --       --      114       --       24      --       --     138

Dreyfus Government Prime Cash Management                --         --       --       --       --       --      42       39      81

Dreyfus Treasury Cash Management                        --         23      185      135       74      186      80       47     730

Dreyfus Treasury Prime Cash Management                  --          7      116       20       72      198     428      219   1,060

Dreyfus Municipal Cash Management Plus                 106         13        6       17       --       18      --       --     160

Dreyfus New York Municipal Cash Management              --          1       --        3       --       --      --       --       4

Dreyfus Tax Exempt Cash Management                      --        112      112      156       43       25      219      --     667


At January 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund:
the   management  fee,  and  with  respect  to  the  fund's  Investor  Shares,
Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. Prior to March 22, 2000, Premier Mutual Fund Services, Inc., and not DSC, received payments under the Plan for distributing fund shares and for servicing shareholder accounts. The distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's, Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. Of the total distribution fees paid by each fund as reported in the Statement of Operations for the period ended January 31, 2001, the following amounts were paid to DSC:

    Dreyfus Cash Management                                       $3,302,261

      Dreyfus Cash Management
          Plus, Inc.                                               2,761,841

      Dreyfus Government
          Cash Management                                          1,819,066

      Dreyfus Government Prime
          Cash Management                                          1,137,800

      Dreyfus Treasury Cash
          Management                                               1,517,480

      Dreyfus Treasury Prime
          Cash Management                                          1,868,831

      Dreyfus Municipal Cash
          Management Plus                                            145,157

      Dreyfus New York Municipal
          Cash Management                                             28,804

      Dreyfus Tax Exempt
          Cash Management                                          1,051,517

                                                                      The Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(C) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2
(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 30 billion shares of $.001 par value Common Stock.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees/Directors

   Dreyfus Cash Management

   Dreyfus Cash Management Plus, Inc.

   Dreyfus Government Cash Management

   Dreyfus Government Prime Cash Management

   Dreyfus Treasury Cash Management

   Dreyfus Treasury Prime Cash Management

   Dreyfus Municipal Cash Management Plus

   Dreyfus New York Municipal Cash Management

   Dreyfus Tax Exempt Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management as of January 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of January 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP


New York, New York
March 7, 2001

                                                                 The Funds


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2001:

    -- all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income taxes).

--for individuals who are residents of New York, "exempt-interest dividends" paid by Dreyfus New York Municipal Cash Management are also not subject to New York State and New York City personal income tax.

For State individual income tax purposes Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentages of ordinary dividends paid during the fiscal year ended January 31, 2001 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of
Columbia:

  Dreyfus Government Cash Management                 49.61%

  Dreyfus Government Prime Cash Management             100%

  Dreyfus Treasury Cash Management                   32.26%

  Dreyfus Treasury Prime Cash Management               100%


NOTES

                                                           For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Distributor

Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

BY TELEPHONE
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL
Access Dreyfus Institutional Services Division  at www.LIONSALES.com.
You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation
CMGTAR0101